                     As Filed with the SEC on March 1, 1999
                                                        Registration No. 2-28316

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    Form N-3

                             REGISTRATION STATEMENT
                                     under
                           THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 53
                                      and
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 30

                                   ----------

                   THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2
                           (Exact Name of Registrant)

                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                          (Name of Insurance Company)

                                751 Broad Street
                         Newark, New Jersey 07102-3777
                                 (973) 802-8781
              (Address and telephone number of Insurance Company's
                          principal executive offices)

                                   ----------

                                CAREN CUNNINGHAM
                           Assistant General Counsel
                   Prudential Investments Fund Management LLC
                              Gateway Center Three
                         100 Mulberry Street, 9th Floor
                               Newark, N.J. 07102
                    (Name and address of agent for service)

                                    Copy to:
                          Christopher E. Palmer, Esq.
                                 Shea & Gardner
                        1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (Check appropriate space):

    immediately upon filing pursuant to paragraph (b) of Rule 485
---
    on                pursuant to paragraph (b) of Rule 485
---    --------------
           (date)
    60 days after filing pursuant to paragraph (a)(i) of Rule 485
---
 X  on May 1, 1999 pursuant to paragraph (a)(i) of the Rule 485
---
    75 days after filing pursuant (a)(ii) of Rule 485
---
    on                pursuant to paragraph (a)(ii) of Rule 485
---    --------------
           (date)

If appropriate, check the following box:

    this post-effective amendment designates a new effective date for a
---
previously filed post-effective amendment.

THE PRUDENTIAL
VARIABLE CONTRACT
ACCOUNT - 2                                                          MAY 1, 1999

This prospectus describes a contract (the Contract) offered by The Prudential Insurance Company of America (Prudential) for use in connection with retirement arrangements that qualify for federal tax benefits under Section 403(b) of the Internal Revenue Code of 1986, as amended. Contributions under the Contract may be invested in The Prudential Variable Contract Account-2 (VCA 2).

                                [PRUDENTIAL LOGO]

The Prudential Variable Contract Account-2 (VCA 2) invests primarily in equity securities of major, established corporations. Its investment goal is LONG TERM GROWTH OF CAPITAL. This means we look for investments whose price we expect will increase over several years.

Please read this prospectus before investing and keep it for future reference. To learn more about the Contract, you can get a copy of the VCA 2 Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC. For a free copy of the SAI, call us at: 1-800-458-6333 or write us at:

                          The Prudential Insurance Company of America
                          c/o Prudential Investments
                          30 Scranton Office Park
                          Scranton, PA 18506-1789

FILING THIS PROSPECTUS WITH THE SEC DOES NOT MEAN THAT THE SEC HAS DETERMINED THAT THE CONTRACT IS A GOOD INVESTMENT, NOR HAS THE SEC DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE. INVESTMENT IN THE CONTRACT IS SUBJECT TO RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. AN INVESTMENT IN THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

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TABLE OF CONTENTS
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                                                                            PAGE
GLOSSARY OF SPECIAL TERMS ................................................
FEE TABLE ................................................................
SUMMARY ..................................................................
PRUDENTIAL ...............................................................
VCA 2 ....................................................................
INVESTMENT PRACTICES .....................................................
DETERMINATION OF NET ASSET VALUE .........................................
MANAGEMENT ...............................................................
CONTRACT CHARGES .........................................................
       Sales Charge ......................................................
       Administration Fee ................................................
       Modification of Sales Charge and Administration Fee ...............
       Mortality and Expense Charges .....................................
       Investment Management Fee .........................................
THE CONTRACT .............................................................
       The Accumulation Period ...........................................
                  1. Contributions .......................................
                  2. The Unit Value ......................................
                  3. Withdrawal of Contributions .........................
                  4. Systematic Withdrawal Plan ..........................
                  5. Texas Optional Retirement Program ...................
                  6. Death Benefits ......................................
                  7. Discontinuance of Contributions .....................
                  8. Transfer Payments ...................................
                  9. Requests by Telephone and Other Electronic Means ....
                 10. Prudential Mutual Funds .............................
                 11. Discovery Select(SM)  Group Retirement Annuity ......
                 12. Modified Procedures .................................
       The Annuity Period ................................................
                  1. Variable Annuity Payments ...........................
                  2. Electing the Annuity Date and Form of Annuity .......
                  3. Available Forms of Annuity ..........................
                  4. Purchasing the Annuity ..............................
                  5. Assumed Investment Result ...........................
                  6. Schedule of Variable Annuity Purchase Rates .........
                  7. Deductions for Taxes on Annuity Considerations ......
       Assignment ........................................................
       Changes in the Contract ...........................................
       Reports ...........................................................
       Performance Information ...........................................
       Participation in Divisible Surplus ................................
FEDERAL TAX STATUS .......................................................
VOTING RIGHTS ............................................................
LEGAL PROCEEDINGS ........................................................
YEAR 2000 ................................................................
ADDITIONAL INFORMATION ...................................................
TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION ....................
CONDENSED FINANCIAL INFORMATION ..........................................

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the Contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

--------------------------------------------------------------------------------

ACCUMULATION PERIOD: The period that begins with the Contract date (see definition below) and ends when you start receiving income payments or earlier if the Contract is terminated through a full withdrawal or payment of a death benefit.

CONTRACT: The group variable annuity contract described in this prospectus.

CONTRACTHOLDER: The employer, association or trust to which Prudential has issued a Contract.

CONTRIBUTIONS: Payments made under the Contract for the benefit of a Participant.

INCOME PERIOD: The period that begins when you start receiving income payments under the Contract.

NASDAQ: A computerized system that provides price quotations for securities traded over-the-counter as well as many New York Stock Exchange listed securities.

PARTICIPANT OR YOU: The person for whose benefit contributions are made under a Contract.

PRUDENTIAL OR WE: The Prudential Insurance Company of America.

PRUDENTIAL'S GROUP TAX-DEFERRED ANNUITY PROGRAM: a Contractholders' program providing for contributions under the Contract, a companion fixed-dollar annuity contract or a combination of the two.

SEPARATE ACCOUNT: Contributions allocated to VCA 2 are held by Prudential in a separate account.

TAX DEFERRAL: A way to increase your assets without being taxed every year. Taxes are not paid on investment gains until you receive a distribution, such as a withdrawal or annuity payment.

UNIT AND UNIT VALUE: You are credited with Units in VCA 2. Initially, the number of Units credited to you is determined by dividing the amount of the contribution made on your behalf by the applicable Unit Value for that day for VCA 2. After that, the value of the Units is adjusted each day to reflect the investment returns and expenses of VCA 2 plus any charges and fees that may apply to you.

--------------------------------------------------------------------------------
FEE TABLE
--------------------------------------------------------------------------------

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of contributions made)         2.5%
Maximum Deferred Sales Load                                                     None
Exchange Fee                                                                    None

MAXIMUM ANNUAL ADMINISTRATION FEE*                                               $30

ANNUAL EXPENSES
(as a percentage of average net assets)
Management Fees                                                                .125%
Mortality and Expense Risk Fee                                                 .375%
                                                                               -----
Total Annual Expenses                                                          .500%

----------
* While a Participant is receiving annuity payments, we do not charge the annual administration fee or the mortality and expense risk fee.

EXAMPLE

This example will help you compare the fees and expenses of the Contract with other variable annuity contracts. It is based on information for VCA 2 for the fiscal year ended December 31, 1998.** This example should not be considered as representative of past or future expenses. Actual expenses may be greater or less than those shown.

You would pay the following expenses on
each $1,000 invested assuming a 5%           1 year   3 years    5 years   10 years
annual return. You would pay the same        ------   -------    -------   --------
expenses whether you withdraw from
VCA 2, remain as a Participant or
annuitize at the end of each period ......   $        $          $         $
                                             ------   -------    -------   --------

----------
** The annual administration fee is reflected in the above example on the assumption that it is deducted from the Contract in the same proportions as the aggregate annual administration fees are deducted from the fixed dollar or VCA 2 Contracts. The actual expenses paid by each Participant will vary depending upon the total amount credited to that Participant and how that amount is allocated.

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

THE CONTRACT

The VCA Contract is a GROUP VARIABLE ANNUITY CONTRACT. A group variable annuity contract is a contract between a Contractholder and Prudential, an insurance company. The Contracts offer a way to invest on a tax-deferred basis and are intended for retirement savings or other long-term investment purposes. The Contracts, like all deferred annuity contracts, have two phases - an accumulation period and an income period. During the accumulation period, earnings accumulate on a tax-deferred basis. That means you are only taxed on the earnings when you withdraw them. The second phase - the income period - occurs when you begin receiving regular payments from the Contract. The amount of money earned during the accumulation period determines the amount of payments you will receive during the income period.

The Contract generally is issued to employers who make contributions on behalf of their employees under Section 403(b) of the Internal Revenue Code. In this case, the employer is called the "Contractholder" and the person for whom contributions are being made is called a "Participant" or "you."

PRUDENTIAL'S GROUP TAX DEFERRED ANNUITY PROGRAM

Prudential's Group Tax Deferred Annuity Program consists of the following contracts:

     -    the VCA 2 Contract described in this prospectus

     - certain fixed dollar annuity contracts that are offered as companion to the VCA Contract (but are not described in this prospectus) and

     - contracts combining the VCA 2 Contract and a fixed dollar annuity contract.

CHARGES

We deduct a sales charge of 2.5% from each contribution at the time it is made. This means 97.5% of each contribution is invested in VCA 2. This charge is paid to Prudential to cover its expenses in marketing and selling the VCA 2 Contract. The maximum sales charge may be changed by Prudential on 90 days' notice.

In addition, we charge an annual administration fee is for recordkeeping and other administrative expenses. This charge will not exceed $30 in any calendar year. We will automatically deduct it from your account. (If you also have a fixed-dollar annuity contract under Prudential's Group Tax-Deferred Annuity Program, the fee will be divided between that contract and your VCA 2 account.)

We also charge for investment management services and for mortality and expense risks we assume. Those charges are deducted daily at annual rates of 0.125% and 0.375% of the value of your VCA 2 account.

WITHDRAWALS & TRANSFERS

All written requests and notices required under the Contracts - other than withdrawal requests and death benefit claims - should be sent to Prudential at the address on the cover of this prospectus. You can also use that address for any written inquiries you may have.


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
As explained later, some transactions may be made by telephone and other electronic means. Permitted telephone transactions can be made by calling Prudential at 800-458-6333 and permitted electronic transactions may be made through www.Prudential.com.

Your ability to make withdrawals under your Contract is limited by federal tax law. Your employer - the Contractholder - may impose additional restrictions. If you are allowed to make withdrawals, you may submit a written withdrawal request to us in any of the following ways:

     - by U.S. mail to Prudential Investments, P.O. Box 5410, Scranton, Pennsylvania 18505-5410.

     - by other delivery service - for example, Federal Express - to Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789.

     -    by fax to Prudential Investments, Attn: Client Payments at (717)
          340-4328.

Requests for death benefits must also be submitted in writing by one of the means listed above.

In order to process a withdrawal request or death benefit claim, it must be submitted to Prudential in "good order." This is described in more detail at page __ of this prospectus.

In some cases, the Contractholder or a third-party may provide recordkeeping services for the Contract instead of Prudential. In that case, withdrawal and transfer procedures may vary.

--------------------------------------------------------------------------------
PRUDENTIAL
--------------------------------------------------------------------------------

Prudential is a mutual life insurance company organized in 1873 under the laws of New Jersey. Its corporate offices are located at 751 Broad Street, Newark, New Jersey 07102-3777. It has been investing for pension funds since 1928.

Prudential is the issuer of the VCA 2 Contract. It is also the investment adviser for VCA 2. It is registered as an investment adviser under the Investment Advisers Act of 1940. Prudential is responsible for the administration and recordkeeping activities for VCA 2.

Prudential is in the process of converting from a mutual insurance company to a stock insurance company. This process is called "demutualization." Legislation allowing Prudential to demutualize has been enacted by the State of New Jersey.

However, no plan for demutualization has been adopted by the Board of Directors of Prudential or approved by policyholders or appropriate state insurance regulators. Once it has been adopted, this process could take two or more years to complete and there will be a continuing evaluation by the Prudential Board of Directors and senior management of the Company of the potential impact of the process on contractowners.

PIMS, an indirect wholly-owned subsidiary of Prudential, is the principal underwriter of the Contract. That means it is responsible for certain sales and distribution functions for the Contract. PIMS is registered as a broker-dealer under the Securities Exchange Act of 1934. PIMS is a direct wholly-owned subsidiary of Prudential. Its main offices are located at Gateway Center Three, 9th Floor, Newark, New Jersey 07102-3777.

--------------------------------------------------------------------------------
VCA 2
--------------------------------------------------------------------------------

VCA 2 was created on January 9, 1968. It is a separate account under the securities laws which means its assets are the property of Prudential but are kept separate from Prudential's general assets and cannot be used to meet liabilities from Prudential's other businesses.

VCA 2 is registered with the SEC as an open-end, diversified management investment company.

--------------------------------------------------------------------------------
INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Before making your investment decision, you should carefully review VCA 2's investment objective and policies. There is no guarantee that the investment objective of VCA 2 will be met.

INVESTMENT OBJECTIVE

VCA 2's investment objective is LONG-TERM GROWTH OF CAPITAL. VCA 2 will seek to achieve this objective by investing primarily in EQUITY SECURITIES of major, established corporations. Current income, if any, is incidental to this objective.

INVESTMENT POLICIES

VCA 2 invests primarily in COMMON STOCKS, PREFERRED STOCKS, WARRANTS, CONVERTIBLE BONDS or other equity-related securities. Equity securities are subject to company risk. The stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Equity securities are also subject to market risk stemming from factors independent of any particular security. Investment markets fluctuate. All markets go through cycles and market risk involves being on the wrong side of a cycle. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. You can see market risk in action during large drops in stock market. If investor sentiment turns gloomy, the price of all stocks may decline. It may not matter that a particular company has great profits and its stock is selling at a relatively low price. If the overall market is dropping, the values of stock are likely to drop.

Under normal market conditions, VCA 2 may also invest up to 20% of its total assets in short, intermediate or long term DEBT INSTRUMENTS that have been rated "investment grade." (This means major rating services, like Standard & Poor's Ratings Group or Moody's Investors Service Inc., have rated the securities within one of their four highest rating groups.) In response to adverse market conditions, we may invest a higher percentage in debt instruments.

VCA 2 may also invest in foreign securities in the form of AMERICAN DEPOSITARY RECEIPTS (ADRs). ADRs are certificates representing the right to receive foreign securities that have been deposited with a U.S. bank or a foreign branch of a U.S. bank. We may purchase ADRs that are traded on a U.S. exchange or in an over-the-counter market. ADRs are generally thought to be less risky than direct investment in foreign securities because they can be transferred easily, have readily available market quotations, and the foreign companies that issue them are usually subject to the same types of financial and accounting standards as U.S. companies. Nevertheless, as foreign securities, ADRs involve special risks that should be considered carefully by investors. These risks include political and/or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, and the fact that there may be less publicly available information about a foreign company than about a U.S. company.

VCA 2 may also purchase and sell FINANCIAL FUTURES CONTRACTS, including futures contracts on stock indexes, interest-bearing securities (for example, U.S. Treasury bonds and notes) or interest rate indexes. In addition, we may purchase and sell futures contracts on foreign currencies or groups of foreign currencies. Under a financial futures contract the seller agrees to sell a set amount of particular financial instrument or currency at a set price and time in the future. Under a stock index futures contract, the seller of the contract agrees to pay to the buyer an amount in cash which is equal to a set dollar amount multiplied by the difference between the set dollar amount and the value of the index on a specified date. No physical delivery of the stocks making up the index is made. VCA 2 will use futures contracts only to hedge its positions with respect to securities, interest rates and foreign securities.

In addition to futures contracts, VCA 2 is permitted to purchase and sell OPTIONS on equity securities, debt securities, securities indexes, foreign currencies and financial futures contracts. An option gives the owner the right to buy (a "call option") or sell (a "put option") securities at a specified price during a given period of time. VCA 2 will only invest in "covered" options. An option can be covered in a variety of ways, such as setting aside certain securities or cash in a segregated account equal in value to the obligation under the option. The use of options involves special risks. The skills that are needed to use options are different from those needed to select individual securities. Additional discussion about the risks and the techniques VCA 2 uses in connection with options is included in the SAI.

VCA 2 may invest in SECURITIES BACKED BY REAL ESTATE or shares of real estate investment trusts - called REITS - that are traded on a stock exchange or NASDAQ. These types of securities are sensitive to factors that many other securities are not - such as real estate values, property taxes, overbuilding, cash flow and the management skill of the issuer. They may also be affected by tax and regulatory requirements, such as those relating to the environment.

From time to time, VCA 2 may invest in REPURCHASE AGREEMENTS. In a repurchase agreement, one party agrees to sell a security and also to repurchase it at a set price and time in the future. The period covered by a repurchase period is usually very short - possibly overnight or a few days - though it can extend over a number of months. Because these transactions may be considered loans of money to the seller of the underlying security, VCA 2 will only enter into repurchase agreements that are fully collaterized. VCA 2 will not enter into repurchase agreements with Prudential or its affiliates as seller. However, VCA 2 is seeking regulatory approval to permit it to enter into joint repurchase transactions with other Prudential investment companies.

VCA 2 may also enter into REVERSE REPURCHASE AGREEMENTS and DOLLAR ROLL TRANSACTIONS. In a reverse repurchase arrangement, VCA 2 agrees to sell one of its portfolio securities and at the same time agrees to repurchase the same security at a set price and time in the future. During the reverse repurchase period, VCA 2 often continues to receive principal and interest payments on the security that it "sold." Each reverse repurchase agreement reflects a rate of interest for use of the money received by VCA 2 and for this reason, has some characteristics of borrowing. Dollar rolls occur when VCA 2 sells a security for delivery in the current month and at the same time agrees to repurchase a substantially similar security from the same party at a specified price and time in the future. During the roll period, VCA 2 does not receive the principal or interest earned on the underlying security. Rather, it is compensated by the difference in the current sales price and the specified future price as well as by interest earned on the cash proceeds of the original "sale." Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities held by VCA 2 may decline below the price of the securities VCA 2 has sold but is obligated to repurchase.

From time to time, VCA 2 may purchase or sell securities on a WHEN-ISSUED or DELAYED DELIVERY basis - that is, delivery and payment can take place a month or more after the date of the transaction. VCA 2 will enter into when-issued or delayed delivery transactions only when it intends to actually acquire the securities involved.

VCA 2 may also enter into SHORT SALES AGAINST THE BOX. In a short sale we sell a security we do not own to take advantage of an anticipated decline in the stock's price. VCA 2 borrows the stock for delivery and if it can buy the stock later at a lower price, a profit results. A short sale is "against the box" when VCA 2 owns securities identical to those sold short.

VCA 2 may also use FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS and INTEREST RATE SWAPS and LEND its portfolio securities. Up to 15% of VCA 2's net assets may be invested in ILLIQUID SECURITIES. Illiquid securities include those with legal or contractual restrictions, those without a readily available market and repurchase agreements with maturities of longer than 7 days.

There is risk involved in the investment strategies we may use. Some of our strategies require us to try to predict whether the price or value of an underlying investment will go up or down over a certain period of time. There is always the risk that investments will not perform as we thought they would. Like any mutual fund, an investment in VCA 2 could lose value, and you could lose money.

                               -----------------

Additional information about investment policies and restrictions, including the risks associated with their use, is provided in the SAI.

--------------------------------------------------------------------------------
DETERMINATION OF UNIT VALUE
--------------------------------------------------------------------------------

To keep track of investment results, each Participant is credited with Units in VCA 2. Initially, the number of Units credited to a Participant is determined by dividing the amount of the contribution made on his or her behalf by the applicable Unit Value for that day for VCA 2. After that, the Unit Value is adjusted each day to reflect the investment returns and expenses of VCA 2 and certain Contract charges.

The Unit Value is determined once a day - at 4:15 p.m. New York Time - on each day the New York Stock Exchange is open for business. If the New York Stock Exchange closes early on a day, the Unit Value will be calculated some time between the closing time and 4:15 p.m. on that day.

EQUITY SECURITIES are generally valued at the last sale price on an exchange or NASDAQ, or if there is not sale, at the mean between the most recent bid and asked prices on that day. If there is no asked price, the security will be valued at the bid price. Equity securities that are not sold on an exchange or NASDAQ are generally valued by an independent pricing agent or principal market maker.

All SHORT-TERM DEBT SECURITIES having remaining maturities of 60 days or less are valued at amortized cost. This valuation method is widely used by mutual funds. It means that the security is valued initially at its purchase price and then decreases in value by equal amounts each day until the security matures. It almost always results in a value that is extremely close to the actual market value.

OTHER DEBT SECURITIES -- those that are not valued on an amortized cost basis -- are valued using an independent pricing service.

OPTIONS ON STOCK AND STOCK INDEXES that are traded on an national securities exchange are valued at the average of the bid and asked prices as of the close of that exchange.

FUTURES CONTRACTS and OPTIONS ON FUTURES CONTRACTS are valued at the last sale price at the close of the commodities exchange or board of trade on which they are traded. If there has been no sale that day, the securities will be valued at the mean between the most recently quoted bid and asked prices on that exchange or board of trade.

SECURITIES FOR WHICH NO MARKET QUOTATIONS ARE AVAILABLE will be valued at fair value by Prudential under the supervision of the VCA 2 Committee.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

VCA 2 has a Committee - similar to a board of directors - that provides general supervision. The members of the VCA 2 Committee are elected for indefinite terms by the Participants of VCA 2. A majority of the members of the Committee are not "interested persons" of Prudential or its affiliates, as defined by the Investment Company Act of 1940 (the 1940 Act).

Under an investment management agreement, Prudential serves as the investment manager of VCA 2. In turn, Prudential has contracted with its wholly owned subsidiary, Prudential Investment Corporation (PIC), to provide these investment services. Nevertheless, Prudential continues to have responsibility for all investment management services. Prudential reimburses PIC for its costs and expenses incurred in providing these services. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.

Prudential and PIC may use an affiliated brokers to execute brokerage transactions on behalf of VCA 2 as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. More information about brokerage transactions is included in the SAI.

--------------------------------------------------------------------------------
CONTRACT CHARGES
--------------------------------------------------------------------------------

We list below the current charges under the Contract. On 90 days' notice, we may change the sales charge, administration fee and the mortality and expense risk fee. The investment management fee may be changed only with Participant approval.

SALES CHARGE

We deduct a sales charge of 2.5% from each contribution at the time it is made. This means 97.5% of each contribution is invested in VCA 2. This sales charge is designed to pay our sales and marketing expenses for VCA 2.

ADMINISTRATION FEE

We charge an annual administration fee for recordkeeping and other administrative expenses. This fee will not exceed $30 in any calendar year and will be automatically deducted from your account. (If you also have a fixed-dollar annuity contract under Prudential's Group Tax-Deferred Annuity Program, the fee will be divided between that and your VCA 2 account.)

We deduct the administration fee on the last business day of each calendar year. New Participants will only be charged a portion of the annual administration fee, depending on the number of months remaining in the calendar year after the first contribution is made.

If you withdraw all of your contributions before the end of a year, we will deduct the fee on the date of the last withdrawal. After that, you may only make contributions as a new Participant in which case you will be subject to the annual administration fee on the same basis as other new Participants. If a New Participant withdraws all of his or her Units during the first fiscal year of participation under the Contract, the full annual administration fee will be charged.

MODIFICATION OF SALES CHARGE AND ADMINISTRATION FEE

Prudential may reduce or waive the sales charge or administrative fee or both with respect to a particular Contract. We will only do this if we think that our sales or administrative costs with respect to a Contract will be less than for other Contracts. This might occur, for example, if Prudential is able to save money by using mass enrollment procedures or if recordkeeping or sales efforts are performed by the Contractholder or a third party. You should refer to your Contract documents which set out the exact amount of fees and charges that apply to your Contract.

MORTALITY AND EXPENSE RISK FEE

A "mortality risk" charge is paid to Prudential for assuming the risk that a Participant will live longer than expected based on our life expectancy tables. When this happens, we pay a greater number of annuity payments. In addition, an "expense risk" charge is paid to Prudential for assuming that the current charges will not cover the cost of administering the Contract in the future. We deduct these charges daily. We compute the charge at an effective annual rate of 0.375% of the current value of your Account (0.125% is for assuming the mortality risk, and 0.250% is for assuming the expense risk).

INVESTMENT MANAGEMENT FEE

Like many other variable annuity contracts, VCA 2 is subject to a fee for investment management services. We deduct this charge daily. We compute the charge at an effective annual rate of 0.125% of the current value of your VCA 2 account.

--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is generally issued to an employer who makes contributions on behalf of its employees. The Contract can also be issued to associations or trusts that represent employers or represent individuals who themselves become Participants. Once a Participant begins to receive annuity payments, Prudential will provide to the Contractholder - for delivery to the Participant - a certificate which describes the variable annuity benefits which are available to the Participant under the Contract.

THE ACCUMULATION PERIOD

1. Contributions

When you first become a Participant under the Contract, you must indicate if you want contributions made on your behalf to be allocated between VCA 2 and a companion fixed dollar annuity contract. You can change this allocation from time to time. The discussion below applies only to contributions to VCA 2.

When a contribution is made, we invest 97.5% of it in VCA 2. (The remaining 2.5% is for the sales charge.) You are credited with a certain number of Units, which are determined by dividing the amount of the contribution (less the sale charge) by the Unit Value for VCA 2 for that day. Then the value of your Units is adjusted each business day to reflect the performance and expenses of VCA 2. Units will be redeemed as necessary to pay your annual administration fee.

The first contribution made on your behalf will be invested within two business days after it has been received by us if we receive your enrollment form in "good order" (This means that all requested information must be submitted in a manner satisfactory to Prudential.) If an initial contribution is made on your behalf and the enrollment form is not in order, we will place the contribution into one of two money market options until the paperwork is complete. The two money market options are:

     - If the Contractholder has purchased only VCA 2 Contracts or VCA 2 Contracts together with either a group variable annuity contract issued through Prudential's MEDLEY Program or unaffiliated mutual funds, then the initial contribution will be invested in The Prudential Variable Contract Account-11 within Prudential's MEDLEY Program.

     - If the Contractholder has purchased VCA 2 Contracts as well as shares of a money market fund, the initial contribution will be invested in that money market fund.

In this event, the Contractholder will be promptly notified. However, if the enrollment process is not completed within 105 days, we will redeem the investment in the money market option. The redemption proceeds plus any earnings will be paid to the Contractholder. Should this occur, the Contractholder may incur liability under the Internal Revenue Code or the Employee Retirement Income Security Act of 1974. The Contractholder can avoid both of these problems by arranging to have the proceeds paid into a qualified trust or annuity contract.

2. The Unit Value

Unit Value is determined each business day by multiplying the previous day's Unit Value by the "gross change factor" for the current business day and reducing this amount by the daily equivalent of the investment management and mortality and expense risk charges. The gross change factor for VCA 2 is determined by dividing the current day's net assets, ignoring changes resulting from new purchase payments and withdrawals, by the previous day's net assets.

3. Withdrawal of Contributions

Because the Contract is intended as a part of your retirement arrangements there are certain restrictions on when you can withdraw contributions. Under Section 403(b) of the Internal Revenue Code, contributions made from a Participant's own salary (before taxes) cannot be withdrawn unless the Participant is at least 59-1/2 years old, no longer works for his or her employer, becomes disabled or dies. (Contributions made from your own salary after December 31, 1988 may sometimes be withdrawn in the case of hardship, but you need to check your particular retirement arrangements.) Some retirement arrangements will allow you to withdraw contributions made by the employer on your behalf or contributions you have made with after-tax dollars.

If your retirement arrangements permit, you may withdraw at any time the dollar value of all of your VCA Units as of December 31, 1988.

Retirement Equity Act. Under certain retirement arrangements, the Employee Retirement Income Security Act of 1974 requires that married Participants must obtain their spouses' written consent to make a withdrawal request. The spouse's consent must be notarized or witnessed by an authorized plan representative.

--------------------------------------------------------------------------------
BECAUSE WITHDRAWALS WILL GENERALLY HAVE FEDERAL TAX IMPLICATIONS, WE URGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY WITHDRAWALS UNDER THE CONTRACT.
--------------------------------------------------------------------------------

Payment of Redemption Proceeds. In most cases, once we receive a withdrawal request in good order, we will pay you the redemption amount within seven days. The SEC permits us to delay payment of redemption amounts beyond seven days under certain circumstances - for example, when the New York Stock Exchange is closed or trading is restricted.

4. Systematic Withdrawal Plan

If you are at least 59-1/2 years old and have Units equal to least $5,000, you may be able to participate in the Systematic Withdrawal Plan. Participants under the age of 59-1/2 may also be able to participate in the Plan if they no longer work for the Contractholder. Regardless of your age, participation in this program may be restricted by your retirement arrangements. Please consult your Contract documents.

--------------------------------------------------------------------------------
RECEIVING PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PLAN MAY HAVE SIGNIFICANT TAX CONSEQUENCES AND PARTICIPANTS SHOULD CONSULT WITH THEIR TAX ADVISER BEFORE SIGNING UP.
--------------------------------------------------------------------------------

Generally, amounts you withdraw under the Plan will be taxable at ordinary income tax rates. In addition, if you have not reached age 59-1/2, the withdrawals will generally be subject to a 10% premature distribution penalty tax. Withdrawals you make after the later of (i) age 70-1/2 and (ii) your retirement, must satisfy certain minimum distribution rules. Withdrawals by beneficiaries must also meet certain minimum distribution rules.

Plan enrollment. To participate in the Plan, you must make an election on a form approved by Prudential. (Under some retirement arrangements, if you are married you may also have to obtain your spouse's written consent in order to participate in the Plan.) You can choose to have withdrawals made on a monthly, quarterly, semi-annual or annual basis. On the election form, you will also be asked to indicate whether you want payments in equal dollar amounts or made over a specified period of time. If you choose the second option, the amount of the withdrawal payment will be determined by dividing the total value of your Units by the number of withdrawals left to be made during the specified time period. These payments will vary in amount reflecting the investment performance of VCA 2 during the withdrawal period. You may change the frequency of withdrawals, as well as the amount, once during each calendar year on a form which we will provide to you on request.

Termination of Plan Participation. You may terminate your participation in the Plan at any time upon notice to us. If you do so, you cannot participate in the Plan again until the next calendar year.

Additional Contributions. If you have elected to participate in the Plan, contributions may still be made on your behalf. These contributions will be subject to the sales charge, so you should carefully consider the effect of these charges while making withdrawals at the same time.

Non-Prudential Recordkeepers. If the Contractholder or some other organization provides recordkeeping services for your Contract, different procedures under the Plan may apply.

5. Texas Optional Retirement Program

Special rules apply with respect to Contracts covering persons participating in the Texas Optional Retirement Program in order to comply with the provisions of Texas law relating to this program. Please refer to your Contract documents if this applies to you.

6. Death Benefits

In the event a Participant dies before the accumulation period under a Contract is completed, a death benefit will be paid to the Participant's designated beneficiary. The death benefit will equal the value of the Participant's Units (less the full annual administration charge) on the day we receive the claim in good order.

Payment Methods. You, the Participant, can elect to have the death benefit paid to your beneficiary in one cash sum, as systematic withdrawals, as a variable annuity, or a combination of the three, subject to the minimum distribution rules of Section 401(a)(9) of the Internal Revenue Code described below. If a Participant does not make an election, his or her beneficiary must chose from the four options before the LATER to occur of: the first anniversary of the Participant's death or two months after Prudential receives due proof of the Participant's death. For benefits accruing after December 31, 1986, Internal Revenue regulations requires that a designated beneficiary must begin to receive payments no later than the EARLIER of (1) December 31 of the calendar year during which the fifth anniversary of the Participant's death occurs or (2) December 31 of the calendar year in which annuity payments would be required to begin to satisfy the minimum distribution requirements described below. As of such date the election must be irrevocable and must apply to all subsequent years. However, if the election includes systematic withdrawals, the beneficiary may terminate them and receive the remaining balance in cash (or effect an annuity with it) or to change the frequency, size or duration of the systematic payments.

ERISA. Under certain types of retirement plans, ERISA requires that in the case of a married Participant, a death benefit be paid to the Participant's spouse in the form of a "qualified pre-retirement survivor annuity." This is an annuity for the lifetime of the Participant's spouse in an amount which can be purchased with no less than 50% of the value of the Participant's Units as of the date of the Participant's death. In these cases, the spouse may waive the benefit in a writing which is notarized or witnessed by an authorized plan representative. If the spouse does not consent, or the consent is not in good order, 50% of the value of the Participant's Units will be paid to the spouse, even if the Participant named some one else as the beneficiary. The remaining 50% will be paid to the designated beneficiary.

Minimum Distribution Rules. Benefits accruing after December 31, 1986 under a
Section 403(b) annuity contract are subject to minimum distribution rules. These specify the time when payments must begin and the minimum amount that must be paid annually. Generally, when a Participant dies before we have started to make benefit payments, we must pay out the death benefit entirely by December 31 of the calendar year including the fifth anniversary of the Participant's date of death. Or, the beneficiary may select an annuity under option 1, 2 or 4
described on page    , with the payments to begin as of December 31 of the
calendar year immediately following the calendar year in which the Participant died (or, if the Participant's spouse is the designated beneficiary, December 31 of the calendar year in which the Participant would have become 70-1/2 years
old, if that year is later). Options 3 and 5 described on page     may not be
selected under these rules. In addition, the duration of any period certain annuity may not exceed the beneficiary's life expectancy as determined under IRS tables. If the amount distributed to a beneficiary for a calendar year is less than the required minimum amount, a federal excise tax is imposed equal to 50% of the amount of the underpayment.

Annuity Option. Under many retirement arrangements, a beneficiary who elects a fixed-dollar annuity death benefit may choose from among the forms of annuity available. (See page __ of this prospectus.) He or she will be entitled to the same annuity purchase rate basis that would have applied if you were purchasing the annuity for yourself. The beneficiary may make this election immediately or at some time in the future.

Systematic Withdrawal Option. If a beneficiary has chosen to receive the death benefit in the form of systematic withdrawals, he or she may terminate the withdrawals and receive the remaining value of the Participant's Units in cash or to purchase an annuity. The beneficiary may also change the frequency or amount of withdrawals, subject to the minimum distribution rules described below.

Until Pay-out. Until all of your Units are redeemed and paid out in the form of a death benefit, they will be maintained for the benefit of your beneficiary. However, a beneficiary will not be allowed to make contributions or take a loan against the Units. No deferred sales charges will apply on withdrawals by a beneficiary.

7. Discontinuance of Contributions

A Contractholder can stop contributions on behalf of all Participants under a Contract by giving notice to Prudential. In addition, any Participant may stop contributions made on his or her behalf.

We also have the right to refuse new Participants or new contributions on behalf of existing Participants upon 90 days' notice to the Contractholder.

If contributions on your behalf have been stopped, you may either keep your Units in VCA 2 or elect any of the options described at page ___ of this prospectus.

8. Continuing Contributions Under New Employer

If you become employed by a new employer, and that employer is eligible to provide tax deferred annuities, you may be able to enter into a new agreement with your new employer which would allow you to continue to participate under the Contract. Under that agreement, the new employer would continue to make contributions under the Contract on your behalf.

9. Transfer Payments

Under most of the Contracts, you can transfer all or some of your VCA 2 Units to a fixed dollar annuity contract issued under Prudential's Group Tax-Deferred Annuity Program. In order to make a transfer, you need to provide us with a completed written transfer request form or a properly authorized telephone or Internet transfer request (see below). There is no minimum transfer amount but we have the right to limit the number of transfers you make in any given period of time. Although there is no charge for transfers currently, we may impose one at any time upon notice to you. Different procedures may apply if your Contract has a recordkeeper other than Prudential.

You may also make transfers into your VCA 2 account from a fixed dollar annuity contract issued under Prudential's Group Tax-Deferred Annuity Program or from a similar group annuity contract issued by Prudential to another employer. When you make transfers into your VCA 2 account no sales charges are imposed. Because your retirement arrangements or the contracts available under those arrangements may contain restrictions on transfers, you should consult those contract documents. For example, some contracts and retirement plans provide that amounts transferred to VCA 2 from the fixed dollar annuity may not be transferred within the following 90 days to an investment option deemed to be "competing" with the fixed dollar anniuty contract. Prudential reserves the right to limit how many transfer you may make in any given period of time.


Processing Transfer Requests. On the day we receive your transfer request in good order, we will redeem the number of Units you have indicated (or the number of Units necessary to make up the dollar amount you have indicated) and invest in the fixed-dollar annuity contract. The value of the Units redeemed will be determined by dividing the amount transferred by the Unit Value for that day for VCA 2.

Alternate Funding Agency. Some Contracts provide that if a Contractholder stops making contributions, it can request Prudential to transfer a Participant's Units in VCA 2 to a designated alternate funding agency. We will notify each Participant with Units of the Contractholder's request. A Participant may then choose to keep his or her Units in VCA 2 or have them transferred to the alternate funding agency. If we do not hear from a Participant within 30 days, his or her Units will remain in VCA 2.

If you choose to transfer your VCA 2 Units to the alternate funding agency, your VCA 2 account will be closed on the "transfer date" which will be the LATER to occur of:

     -    a date specified by the Contractholder OR

     -    90 days after Prudential receives the Contractholder's request.

At the same time, all of the VCA 2 Units of Participants who have elected to go into the alternate funding agency will be transferred to a liquidation account (after deducting the full annual administration charge for each Participant). Each month, beginning on the transfer date, a transfer will be made from the liquidation account to the alternate funding agency equal to the GREATER of:

     -    $2 million OR

     -    3% of the value of the liquidation account as of the transfer date.

When this happens, Units in the liquidation account will be canceled until there are no more Units.

Retirement Equity Act. Under certain types of retirement arrangements, the Retirement Equity Act of 1984 requires that in the case of a married Participant, certain requests for transfers must include the written consent of the Participant's spouse, which must be notarized or witnessed by an authorized plan representative.

10. Requests by Telephone and other Electronic Means

Depending on your Contract, you may be able to make transfers and other transactions by telephone, telecopy or other electronic means - like the Internet. If your Contract provides for these privileges, you will automatically be able to use them unless you decline them in writing on a form provided by us or the Contractholder.

For your protection and to prevent unauthorized exchanges, telephone calls and other communications will be recorded and you will be asked to provide your personal identification number or other identifying information. Neither Prudential nor our agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine.

During times of extraordinary economic or market changes, electronic instructions may be difficult to implement.

Some states may not allow these privileges.

11. Prudential Mutual Funds

We may offer certain Prudential mutual funds as an alternative investment vehicle for existing VCA 2 Contractholders. These funds are managed by Prudential Funds Investment Management LLC, a wholly-owned subsidiary of Prudential. If the Contractholder elects to make one or more of these funds available, Participants may direct new contributions to the funds.

Exchanges. Prudential may also permit Participants to exchange some or all of their VCA 2 Units for shares of Prudential mutual funds without imposing any sales charge or other fee. In addition, Prudential may allow Participants to exchange some or all of their shares in Prudential mutual funds for Units in VCA
2. No sales charge is imposed on these exchanges or subsequent withdrawals.

Prudential will determine the time periods during which these exchange rights will be offered.

In Prudential's opinion, there should be no adverse tax consequences if a Participant in a qualified retirement arrangement elects to exchange amounts in the Participant's current VCA 2 account(s) for shares of Prudential mutual funds or vice versa.

If you exchange from VCA 2 to a Prudential mutual fund, your interest will be transferred from a Section 403(b) annuity contract to a "Section 403(b)(7) custodial account" so that the transfer will not result in a taxable distribution. If you exchange from a Prudential mutual fund to VCA 2, your interest will be transferred from a Section 403(b)(7) custodial account to a
Section 403(b) annuity contract so that the transfer will not result in a taxable distribution. You should be aware that the Internal Revenue Code may impose more restrictions on early withdrawals from Section 403(b)(7) custodial accounts (that is, your shares in the Prudential mutual funds) than under the VCA 2 Contract.

We may also offer VCA 2 Contractholders certain mutual funds that are not sponsored or managed by Prudential. The tax consequences of these exchanges are similar to the ones described above.

                            ------------------------

Before deciding to make any exchanges, you should carefully read the prospectus for the mutual fund you are considering. The mutual funds are not funding vehicles for variable annuity contracts and therefore do not have the same features as the VCA 2 Contract.

12. Discovery Select Group Retirement Annuity

Certain Participants may be offered an opportunity to exchange their VCA 2 Units for interests in Discovery Select Group Retirement Annuity ("Discovery Select"), which offers 22 different investment options. The investment options available through Discovery Select are described in that annuity's prospectus and include both Prudential and non-Prudential funds.

For those who are eligible, no charge will be imposed upon transfer into Discovery Select, however, Participants will become subject to the charges applicable under that annuity. For purposes of calculating the accumulation period and any applicable deferred sales charges, years of participation in the VCA 2 will be counted as years of participation in Discovery Select.

A copy of the Discovery Select prospectus and SAI can be obtained at no cost by calling 1-800-458-6333.

13. Modified Procedures

Under some Contracts, the Contractholder or a third party provides the recordkeeping services that would otherwise be provided by Prudential. These Contracts may have different procedures than those described in this prospectus. For example, they may require that transfer and withdrawal requests be sent to the recordkeeper rather than Prudential. For more information, please refer to your Contract documents.

THE ANNUITY PERIOD

1. Variable Annuity Payments

The annuity payments you receive under the Contract once you reach the income phase will depend on the following factors:

     -    the total value of your VCA 2 Units on the date the annuity begins

     -    the taxes on annuity considerations as of the date the annuity begins

     -    the schedule of annuity rates in the Contract

     -    the investment performance of VCA 2 after the annuity has begun

The annuitant will receive the value of a fixed number of Annuity Units each month. Changes in the value of the Units and thus, the amount of the monthly payment, will reflect investment performance after the date on which the income phase begins.

2. Electing the Annuity Date and the Form of Annuity

If permitted under federal tax law and your Contract, you may use all or any part of your VCA 2 Units to purchase a variable annuity under the Contract. If you decide to purchase an annuity, you can choose from any of the options described below unless your retirement arrangement otherwise restricts you. You may also be able to purchase a fixed dollar annuity if you have a companion fixed dollar contract.

The Retirement Equity Act of 1984 requires that a married Participant under certain types of retirement arrangements must obtain the consent of his or her spouse if the Participant wishes to select a payout that is not a qualified joint and survivor annuity. The spouse's consent must be signed, and notarized or witnessed by an authorized plan representative.

If the dollar amount of your first monthly annuity payment is less than the minimum specified in the Contract, we may decide to make a withdrawal payment to you instead of an annuity payment. If we do so, all of the Units in your VCA 2 account will be withdrawn as of the date the annuity was to begin.

3. Available Forms of Annuity

OPTION 1 - VARIABLE LIFE ANNUITY.

If you purchase this type of an annuity, you will begin receiving monthly annuity payments immediately. These payments will continue throughout your lifetime no matter how long you live. However, no payments will be made after you pass away. It is possible under this type of annuity to receive only one annuity payment. For this reason, this option is generally best for someone without dependents who wants higher income during his or her lifetime.

OPTION 2 - VARIABLE LIFE ANNUITY WITH PAYMENTS CERTAIN.

If you purchase this type of an annuity, you will begin receiving monthly annuity payments immediately. These payments will continue throughout your lifetime no matter how long you live. You also get to specify a minimum number of monthly payments that will be made - 120 or 180 - so that if you pass away before the last payment is received, your beneficiary will continue to receive payments for the rest of that period.

OPTION 3 - VARIABLE JOINT AND SURVIVOR ANNUITY.

If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. These payments will be continued throughout your lifetime and afterwards, to the person you name as the "contingent annuitant," if living, for the remainder of her or his lifetime. When you purchase this type of annuity you will be asked to set the percentage of the monthly payment - for example, 33% or 66% or 100% - you want paid to the contingent annuitant for the remainder of his or her lifetime.

OPTION 4 - VARIABLE ANNUITY CERTAIN.

If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. However, unlike Options 1, 2 and 3, these payments will only be paid for 120 months. If you pass away before the last payment is received, your beneficiary will continue to receive payments for the rest of that period. If you outlive the specified time period, you will no longer receive any annuity payments.

Because Prudential does not assume any mortality risk, no mortality risk charges are made in determining the annuity purchase rates for this option.

OPTION 5 - VARIABLE JOINT AND SURVIVOR ANNUITY WITH 120 PAYMENTS CERTAIN.

If you purchase this type of annuity, you will begin receiving monthly annuity payments immediately. These payments will be continued throughout your lifetime and afterwards, to the person you name as the "contingent annuitant," if living, for the remainder of her or his lifetime. Your contingent annuitant will receive monthly payments in the same amount as the monthly payments you have received for a period of 120 months. You also set the percentage of the monthly payment - for example, 33% or 66% or even 100% - you want paid to the contingent annuitant for the remainder of his or her lifetime after the 120 month period.

If both you and the contingent annuitant pass away during the 120 month period, payments will be made to the properly designated beneficiary for the rest of that period.

                           --------------------------

If the dollar amount of the first monthly payment to a beneficiary is less that the minimum set in the Contract or the beneficiary named under Options 2, 4 and 5 is not a natural person receiving payments in his or her own right, Prudential may elect to pay the commuted values of the unpaid payments certain in one sum.

With respect to benefits accruing after December 31, 1986, the duration of any period certain payments may not exceed the life expectancy of the Participant (or if there is a designated beneficiary, the joint life and last survivor expectancy of the Participant and the designated beneficiary as determined under Internal Revenue Service life expectancy tables). In addition, regulations have been proposed by the Internal Revenue Service that would specify a maximum duration of any period certain payment and the maximum survivor benefit payable under a joint and survivor annuity.


4.  Purchasing the Annuity

Once you have selected a type of annuity, you must submit to Prudential a written form that we will provide to you on request. Unless you pick a later date, the annuity will begin on the first day of the second month after we have received your election form in good order and you will receive your first annuity payment within one month after that.

If it is necessary to withdraw all of your contributions in VCA 2 in order to purchase the annuity, the full annual administration fee will be charged. The remainder - less any applicable taxes on annuity considerations - will be applied to provide an annuity under which each monthly payment will be the value of a specified number of "Annuity Units." The Annuity Unit Value is calculated as of the end of each month. The value is determined by multiplying the "annuity unit change factor" for the month by the Annuity Unit Value for the preceding month. The annuity unit change factor is calculated by:

     ADDING to 1.0 the rate of investment income earned, if any, after applicable taxes and the rate of asset value changes in VCA 2 during the period from the end of the preceding month to the end of the current month

     THEN DEDUCTING the rate of investment management fee for the number of days in the current month (computed at an effective annual rate of 0.125%) and

     DIVIDING by the sum of 1.00 and the rate of interest for 1/12 of a year, computed at the effective annual rate specified in the Contract as the "Assumed Investment Result" (see below).

5. Assumed Investment Result

To calculate your initial payment, we use an "annuity purchase rate." This rate is based on several factors, including an assumed return on your investment in VCA 2. If VCA 2's actual investment performance is better than the assumed return, your monthly payment will be higher. On the other hand, if VCA 2's actual performance is not as good as the assumed return, you monthly payment will be lower.

Under each Contract, the Contractholder chooses the assumed return rate. This rate may be 3-1/2%, 4%, 4-1/2%, 5% or 5-1/2%. The return rate selected by the Contractholder will apply to all Participants receiving annuities under the Contract.

The higher the assumed return rate, the greater the initial annuity payment will be. However, in reflecting the actual investment results of VCA 2, annuity payments with a lower assumed return rate will increase faster - or decrease slower - than annuity payments with a higher assumed return rate.

6. Schedule of Variable Annuity Purchase Rates

The annuity rate tables contained in the Contract show how much a monthly payment will be, based on a given amount. Prudential may change annuity purchase rates. However, no change will be made that would adversely affect the rights of any one who purchased an annuity prior to the change unless we first receive their approval or we are required by law to make the change.

7. Deductions for Taxes on Annuity Considerations

Some states impose a premium tax on annuity contracts. The tax rates in those jurisdictions generally range from 0.5% to 5%. Please consult your tax adviser to see if this applies to you.

ASSIGNMENT

The right to any payment under a Contract is neither assignable nor subject to the claim of a creditor unless state or federal law provides otherwise.

CHANGES IN THE CONTRACT

We have the right under the Contract to change the annual administration fee and sales charges. In the event we decide to change the sales charge, the new charge will only apply to contributions made after the change takes place.

The Contract allows us to revise the annuity purchase rates from time to time as well as the mortality and expense risk fees. A Contract may also be changed at any time by agreement of the Contractholder and Prudential - however, no change will be made in this way that would adversely affect the rights of any one who purchased an annuity prior to that time unless we first receive their approval.

If Prudential does modify any of the Contracts as discussed above, it will give the Contractholder at least 90 days' prior notice.

REPORTS

At least once a year, you will receive a report from us showing the number of your Units in VCA 2. You will also receive semi-annual reports showing the financial condition of VCA 2.

PERFORMANCE INFORMATION

Performance information for VCA 2 may appear in advertisements and reports to current and prospective Contractholders and Participants. This performance information is based on actual historical performance and does not indicate or represent future performance.

Total return data is based on the overall dollar or percentage change in the value of a hypothetical investment. Total return quotations reflect changes in Unit Values and the deduction of applicable charges.

A cumulative total return figure reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period.

Comparative performance information may from time to time be included in reports or advertising, including but not limited to, data from Morningstar, Inc., Lipper

Analytical Services, Inc., Standard & Poor's 500 Composite Price Index, Lehman Brothers indexes and other commonly used indexes or industry publications.

See "Performance Information" in the SAI for recent performance information.

PARTICIPATION IN DIVISIBLE SURPLUS

A mutual life insurance company, like Prudential, differs from a stock life insurance company in that it has no stockholders who are the owners of the enterprise. Rather, the holders of Prudential contracts participate in the divisible surplus of Prudential, if any, according to the annual determination of the Prudential Board of Directors. For the Contract described in this prospectus, any surplus determined by the Prudential Board of Directors as a dividend is credited to Participants. NO ASSURANCE CAN BE GIVEN AS TO THE AMOUNT, IF ANY, THAT WILL BE AVAILABLE FOR DISTRIBUTION UNDER THIS CONTRACT IN THE FUTURE.

Such payments amounted to $___ during 1998, $78,656 during 1997 and ($235,290) during 1996.

--------------------------------------------------------------------------------
FEDERAL TAX STATUS
--------------------------------------------------------------------------------

This section includes a general discussion about the federal tax rules relevant to the Contract. We do not intend to provide any tax advice about your particular situation. In addition, we do not describe any applicable state or other tax laws. You should consult a qualified tax adviser for complete information and advice.

SECTION 403(b) ANNUITY PLAN

The Contract may be used in connection with retirement programs for certain persons known as Section 403(b) annuity plans.

The provisions of the Internal Revenue Code that apply to the retirement arrangements that may be funded by the Contract are complex. You should consult a qualified tax adviser. We list below some rules that generally apply. Assuming that you and your Contractholder follow the requirements and limitations of the provisions of the Internal Revenue Code applicable to the particular type of plan, contributions made under a retirement arrangement are deductible (or not includible in income) up to certain amounts each year. Federal income tax currently is not imposed upon the investment income and realized gains earned by the investment option until you receive a distribution or withdrawal. When you receive a distribution or withdrawal (a lump sum, an annuity or as regular payments in accordance with a systematic withdrawal arrangement), all or a portion of that distribution or withdrawal is normally taxable as ordinary income. The tax on lump sum distributions may, in some cases, be limited by a special 5-year or 10-year income-averaging rule. The 5-year averaging rule will not be available for tax years beginning after 1999.

Premature distributions or withdrawals may be subject to a penalty tax. If you are contemplating a withdrawal, you should consult a qualified tax adviser. In addition, Federal tax laws impose restrictions on withdrawals from Section 403(b) annuities. This limitation is discussed in the "Withdrawal of Contributions" section on page __.

MINIMUM DISTRIBUTION REQUIREMENTS

You may be subject to certain minimum distribution rules.

     For Section 403(b) annuity plans that are attributable to benefits accruing after December 31, 1986 :

          distributions must begin by April 1 of the calendar year following the later of (i) the calendar year in which the Participant attains age 70-1/2 or (ii) the calendar year in which the Participant retires.

Distributions to your beneficiaries are also subject to minimum distribution rules.

     If you die before the entire interest in your Accumulation Accounts has been distributed, your remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

     If you die before distributions have begun (or are treated as having begun) the entire interest in your Accumulation Accounts must be distributed by December 31 of the calendar year containing the fifth anniversary of your death. Alternatively, if there is a designated beneficiary, the designated beneficiary may elect to receive payments beginning no later than December 31 of the calendar year immediately following the year in which you die and continuing for the beneficiary's life or a period not exceeding the beneficiary's life expectancy.

     Special rules apply to your spouse.

If you or your beneficiary does not meet the minimum distribution requirements, an excise tax applies.

agent for a natural person; acquired by an estate by reason of the death of the decedent; held under a qualified pension or profit sharing plan, a Section 403(b) annuity plan or individual retirement plan or contracts which provide for immediate annuities.

WITHHOLDING

Certain distributions from qualified plans under Section 403(b) of the Internal Revenue Code, which are not directly rolled over or transferred to another eligible qualified plan, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement does not apply to: (a) distributions for the life or life expectancy of the participant, or joint and last survivor expectancy of the participant and a designated beneficiary; or (b) distributions for a specified period of ten years or more; or (c) distributions which are required as minimum distributions. Accordingly, you should check your Contractholder's retirement arrangement and consult with your tax adviser before making a withdrawal.

DEATH BENEFITS

In general, a death benefit consisting of amounts paid to your beneficiary is includable in your estate for federal estate tax purposes.

TAXES ON PRUDENTIAL

VCA 2 is not considered a separate taxpayer for purposes of the Internal Revenue Code. The earnings of this account are taxed as part of the income of Prudential. We do not currently charge you for federal income taxes paid by Prudential. We will review periodically the question of a charge for our federal income taxes attributable to the Contract, and in the future may charge you for any federal income taxes attributable to the Contract.

--------------------------------------------------------------------------------
VOTING RIGHTS
--------------------------------------------------------------------------------

VCA 2 may call meetings of its Participants, just like other mutual funds have shareholder meetings. Each Participant in VCA 2 has the right to vote at meetings of VCA 2.

Participant meetings are not necessarily held every year. VCA 2 Participant meetings may be called to elect Committee Members, vote on amendments to investment management agreements, and approve changes in fundamental investment policies. Under the Rules and Regulations of VCA 2, a Participant meeting to elect Committee Members must be held if less than a majority of the Members of a Committee have been elected by Participants.

As a VCA 2 Participant, you are entitled to the number of votes that equals the total dollar amount of your Units. To the extent Prudential has invested it own money in VCA 2, it will be entitled to vote on the same basis as other Participants. Prudential's votes will be cast in the same proportion that the other Participants vote - for example, if 25% of the Participants who vote are in favor of a proposal, Prudential will cast 25% of its votes in favor of the proposal.

--------------------------------------------------------------------------------
LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On October 28, 1996, Prudential entered into a Stipulation of Settlement in a multidistrict proceeding involving allegations of various claims relating to Prudential's life insurance sales Prudential practices. (In re Prudential Insurance Company of America Sales Practices Litigation, D.N.J., MDL No. 1061, Master Docket No. 95-4704 (AMW)). On March 7, 1997, the United States District Court for the District of New Jersey approved the Stipulation of Settlement as fair, reasonable and adequate, and later issued a Final Order and Judgment in the consolidated class actions before the court, 962 F. Supp. 450 (March 17, 1997, as amended April 14, 1997). The Court's Final Order and Judgment approving the class Settlement was appealed to the United States Court of Appeals for the Third Circuit, which upheld the district court's approval of the Stipulation of Settlement on July 23, 1998. As of now no further appeal has been taken.

Pursuant to the Settlement, Prudential agreed to provide and has begun to implement an Alternative Dispute Resolution ("ADR") process for class members who believe they were misled concerning the sale or performance of their life insurance Contracts. As of December 31, 1997, based on a reasonable estimate of losses associated with ADR claims, management estimated the cost, before taxes, of remedying policyholder claims in the ADR process to be approximately $2.05 billion. While management believed these to be reasonable estimates based on information then available, further estimates are currently being developed in connection with the availability of more recent data. The ultimate amount of the total cost of remedied policyholder claims is dependent on complex and varying factors, including actual claims by eligible policyholders, the relief options chosen and the dollar value of those options. There are also additional elements of the ADR process which cannot be fully evaluated at this time (e.g., claims which may be successfully appealed) which could increase this estimate.

In addition, a number of actions have been filed against Prudential by policyholders who have excluded themselves from the Settlement; Prudential anticipates that additional suits may be filed by other policyholders.

Also, on July 9, 1996, a Multi-State Life Insurance Task Force comprised of insurance regulators from 29 states and the District of Columbia, released a report on Prudential's activities. As of February 24, 1997, Prudential had entered into consent orders or agreements with all 50 states and the District of Columbia to implement a remediation plan, whose terms closely parallel the Settlement approved in the MDL proceeding, and agreed to a series of payments allocated to all 50 states and the District of Columbia amounting to a total of approximately $65 million. These agreements are now being implemented through Prudential's implementation of the class Settlement.

Litigation is subject to many uncertainties, and given the complexity and scope of these suits, their outcome cannot be predicted. It is also not possible to predict the likely results of any regulatory inquiries or their effect on litigation which might be initiated in response to widespread media coverage of these matters.

Accordingly, management is unable to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome of all pending litigation and regulatory inquiries. It is possible that the results of operations or the cash flow of Prudential, in particular quarterly or annual periods, could be materially affected by an ultimate unfavorable outcome of certain pending litigation and regulatory matters. Management believes, however, that the ultimate outcome of all pending litigation and regulatory matters referred to above should not have a material adverse effect on Prudential's financial position, after consideration of applicable reserves.

--------------------------------------------------------------------------------
YEAR 2000
--------------------------------------------------------------------------------

The services provided under the Contracts by Prudential depend on the smooth functioning of its computer systems. The year 2000, however, holds the potential for significant disruption in the operation of these systems. Many computer systems are programmed to recognize only the last two digits in a date. As a result, any computer system that has date-sensitive programming may recognize a date using "00" as the year 1900 rather than the year 2000. This problem can affect non-information technology systems that include embedded technology, such as microprocessors included in "infrastructure" equipment used for telecommunications and other services as well as computer systems. If this anomaly is not corrected, the year "00" could cause systems to perform date comparisons and calculations incorrectly, which could in turn affect the accuracy and compromise the integrity of business records. Business operations could be interrupted when companies are unable to process transactions, send invoices, or engage in similar normal business activities.

Prudential established a Company-wide Program Office (CPO) to develop and coordinate an operating framework for the Year 2000 compliance activities. Prudential's CPO structured the Year 2000 program into three major components:
Business Applications, Infrastructure and Business Partners. The CPO also established quality assurance procedures including a certification process to monitor and evaluate enterprise-wide progress of each component of Prudential's program for conversion and upgrading of systems for Year 2000 compliance.

BUSINESS APPLICATIONS

The scope of the Business Applications component includes a wide range of computer systems that directly support Prudential's business operations and accounting systems. The entire application portfolio was analyzed in 1996 to determine appropriate Year 2000 readiness strategies (that is, renovate, replace or retire). Rigorous testing standards have been employed for all applications that will not be retired, including those that are newly developed or purchased. Application replacement and renovation projects follow a similar path toward Year 2000 compliance. The key project phases include Year 2000 analysis and design, programming activities, testing, and implementation. Replacement projects are also tracked until the existing applications are removed from production.

Of Prudential's total application portfolio, approximately 70% of the applications are being renovated, 13% are being replaced by Year 2000 compliant systems, and the remaining 17% are being retired from production. Business application projects are grouped by applications undergoing renovations, replacements or retirements. As of December 31, 1998, the percentage of business applications (based on application count) in the implementation phase for Year 2000 compliance for renovation, replacement and retirement were 99.91%, 96.62% and 99.87%, respectively. The interim target date for completing renovations and retirements is March 1999, with an overall completion date for Business Applications of June 1999.

INFRASTRUCTURE

The scope of Prudential's Year 2000 Infrastructure initiatives include mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment, buildings and facilities systems, personal computers, and vendor hardware and software.

Although there are minor differences among these various components, the approach to Year 2000 readiness for Infrastructure generally involves phases identified as inventory, assessment, remediation activities (for example, upgrading hardware or software), testing and implementation. The interim target date for completion of certain Infrastructure components is March 1999 with an overall completion date for Infrastructure of June 1999.

BUSINESS PARTNERS

Prudential's approach to business partner readiness includes classification of each partner's status as "highly critical" or "less critical" and the development of contingency plans to address the potential that a business partner could experience a Year 2000 failure. Approximately 30% of our business partners have been identified as highly critical and the remaining 70% as less critical. Project phases include inventory, risk assessment, and contingency planning activities. The interim target date for highly critical business partner readiness was achieved in December 1998. We have with an overall completion date for less critical business partner readiness of June 1999.

THE COST OF YEAR 2000 PROGRAM

Prudential is funding the Year 2000 program from operating cash flows. Some of the expenses of Prudential's Year 2000 readiness are allocated across its various businesses and subsidiaries, including those businesses not engaged in providing services under the Contracts. Accordingly, while the expense is substantial in the aggregate, it is not expected to have a material impact on Prudential's ability to meet its contractual commitments under the Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

The major portion of Prudential's transactions are of such volume that they can only be effectively processed through the use of automated systems. Therefore, substantially all of Prudential's contingency plans include the ultimate resolution of any causative technology failures that may be encountered.

Prudential believes that the Business Application, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. While management expects that a small number of the projects may not meet their targeted completion date, it is anticipated that these projects will be completed by the middle of September 1999 so that any delays, if experienced, would not have a significant impact on the timing of the project as a whole. During the course of the Year 2000 program, some discretionary technology projects have been delayed in favor of the completion of Year 2000 projects. However, this impact has been minimized by Prudential's strategic decision to outsource most of the Year 2000 renovation work.

While Prudential and its subsidiaries believe that they are well positioned to mitigate its Year 2000 issue, this issue, by its nature contains inherent uncertainties, including the uncertainty of Year 2000 readiness of third parties. Consequently, Prudential is unable to determine at this time whether the consequences of Year 2000 failures will have a material adverse effect on the results of operations, liquidity or financial condition. In the worst case, it is possible that any technology failure, including an internal or external Year 2000 failure, could have a material impact on Prudential's results of operations, liquidity, or financial position.

Prudential is enhancing existing business contingency plans to mitigate Year 2000 risk. Current contingency plans include planned responses to the failure of specific business applications or infrastructure components. These responses are being reviewed and expected to be finalized by June 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. The plans are also being updated to reduce the level of uncertainty about the Year 2000 problem including readiness of Prudential's Business Partners.

This discussion of the Year 2000 issue, and in particular Prudential's plans to remediate this issue and the estimated costs thereof, are forward-looking in nature.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Registration statements under the Securities Act of 1933 have been filed with the commission with respect to the Contracts. This prospectus does not contain all he information set forth in the registration statements, certain portions of which have been omitted pursuant to the rules and regulations of the Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fees prescribed by the Commission.

For further information, you may also contact Prudential's office at the address or telephone number on the cover of this prospectus.

A copy of the SAI, which provides more detailed information about the Contracts, may be obtained without charge by calling Prudential at 1-800-458-6333. The Statement includes.

--------------------------------------------------------------------------------
TABLE OF CONTENTS - STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-2 ...........................
   Fundamental investment restrictions adopted by VCA-2 .....................
   Non-fundamental investment restrictions adopted by VCA-2 .................
   Investment restrictions imposed by state law .............................
   Additional information about financial futures contracts .................
   Additional information about options .....................................
   Forward foreign currency exchange contracts ..............................
   Interest rate swap transactions ..........................................
   Loans of portfolio securities ............................................
   Portfolio turnover rate ..................................................
   Portfolio brokerage and related practices ................................
   Custody of securities ....................................................
THE VCA-2 COMMITTEE .........................................................
   Officers who are not directors ...........................................
   Remuneration of members of the Committee and certain affiliated persons ..
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA-DIRECTORS .......................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA-PRINCIPAL OFFICERS ..............
SALE OF GROUP VARIABLE ANNUITY CONTRACTS ....................................
EXPERTS .....................................................................
FINANCIAL STATEMENTS OF VCA-2 ...............................................
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE COMPANY OF
   AMERICA AND SUBSIDIARIES .................................................

                         CONDENSED FINANCIAL INFORMATION

                    INCOME AND CAPITAL CHARGES PER VCA2 UNIT

The following condensed financial information for the two-year period ended December 31, 1998 has been audited by PricewaterhouseCoopers LLP, independent accountants, whose unqualified report thereon appears in VCA 2's Annual Report dated December 31, 1998. The condensed financial information for each of the years prior to and including the period ended December 31, 1995 has been audited by other independent auditors, whose report thereon was also unqualified. The information set out below should be read in together with the financial statements and related notes that also appear in VCA 2's Annual Report which is included in the SAI.


                                                                                Year Ended December 31,
---------------------------------------------------------------------------------------------------------------------------
Investment Income......................................    1998  1997  1996  1995  1994  1993  1992  1991  1990  1989  1988
---------------------------------------------------------------------------------------------------------------------------
Expenses
     For investment management fee.....................
     For administrative expenses not covered by the
          annual account charge........................
---------------------------------------------------------------------------------------------------------------------------
Net Investment income..................................
---------------------------------------------------------------------------------------------------------------------------
Capital Changes
     Net realized gain (loss) on investments...........
     Net unrealized appreciation (depreciation) of
          investments..................................
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease in Unit Value)..................
---------------------------------------------------------------------------------------------------------------------------
Unit Value
     Beginning of year.................................
     End of year.......................................
---------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to average net assets**..............
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets...
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate................................
---------------------------------------------------------------------------------------------------------------------------
Number of Units outstanding for Participants at end
          of year (000 omitted)........................
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid per share.................
---------------------------------------------------------------------------------------------------------------------------

* Calculation by accumulating the actual per Unit amounts daily.
** These calculations exclude Prudential's equity in VCA 2.

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999

                  GROUP TAX-DEFERRED VARIABLE ANNUITY CONTRACTS
                                 ISSUED THROUGH

                                 THE PRUDENTIAL
                           VARIABLE CONTRACT ACCOUNT-2

These Contracts are designed for use in connection with retirement arrangements that qualify for federal tax benefits under Section 403(b) of the Internal Revenue Code of 1986, as amended. Contributions made on behalf of Participants are invested in The Prudential Variable Contract Account-2, a separate account primarily invested in common stocks.

                                 ---------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 1999, which is available without charge upon written request to The Prudential Insurance Company of America, c/o Prudential Investments, 30 Scranton Office Park, Scranton, Pennsylvania 18507-1789, or by telephoning 1-800-458-6333.

                                TABLE OF CONTENTS

                                                                            PAGE
INVESTMENT MANAGEMENT AND ADMINISTRATION OF VCA-2.........................
  Fundamental investment restrictions adopted by VCA-2....................
  Non-fundamental investment restrictions adopted by VCA-2................
  Investment restrictions imposed by state law............................
  Additional information about financial futures contracts................
  Additional information about options....................................
  Forward foreign currency exchange contracts.............................
  Interest rate swap transactions.........................................
  Loans of portfolio securities...........................................
  Portfolio turnover rate.................................................
  Portfolio brokerage and related practices...............................
  Custody of securities...................................................
THE VCA-2 COMMITTEE.......................................................
  Officers who are not directors..........................................
  Remuneration of members of the Committee and certain affiliated persons.
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA -- DIRECTORS..................
THE PRUDENTIAL INSURANCE COMPANY OF AMERICA -- PRINCIPAL OFFICERS.........
SALE OF GROUP VARIABLE ANNUITY CONTRACTS..................................
EXPERTS...................................................................
FINANCIAL STATEMENTS OF VCA-2.............................................
CONSOLIDATED FINANCIAL STATEMENTS OF THE PRUDENTIAL INSURANCE
COMPANY OF AMERICA AND SUBSIDIARIES.......................................

                                     The Prudential Insurance Company of America
                                     c/o Prudential Investments
                                     30 Scranton Office Park

                                     Scranton, PA 18507-1789
                                     Telephone 1-800-458-6333

LOGO

                            INVESTMENT MANAGEMENT AND
                                ADMINISTRATION OF
                                      VCA-2

Prudential acts as investment manager for VCA-2 under an Agreement for Investment Management Services. The Account's assets are invested and reinvested in accordance with its investment objective and policies, subject to the general supervision and authorization of the Account's Committee.

Subject to Prudential's supervision, substantially all of the investment management services provided by Prudential are furnished by its wholly-owned subsidiary, The Prudential Investment Corporation ("PIC"), pursuant to the service agreement between Prudential and PIC (the "Service Agreement") which provides that Prudential will reimburse PIC for its costs and expenses. PIC is registered as an investment adviser under the Investment Advisers Act of 1940.

Prudential continues to have responsibility for all investment advisory services under its advisory or subadvisory agreements with respect to its clients. Prudential's Agreement for Investment Management Services with VCA-2 was approved initially by the Participants at their meeting on May 29, 1969 and was most recently renewed by unanimous vote of the Committee on May 28, 1998. The Service Agreement was approved by participants in VCA-2 on July 25, 1985 and its annual continuation was most recently approved by unanimous vote of the VCA-2 Committee on May 28, 1998. The Account's Agreement for Investment Management Services and the Service Agreement will continue in effect as long as approved at least once a year by a majority of the non-interested members of the Account's Committee and either by a majority of the entire Committee or by a majority vote of persons entitled to vote in respect of the Account. The Account's Agreement for Investment Management Services will terminate automatically in the event of assignment, and may be terminated without penalty on 60 days' notice by the Account's Committee or by the majority vote of persons having voting rights in respect of the Account, or on 90 days' notice by Prudential.

The Service Agreement will continue in effect as to the Account for a period of more than two years from its execution only so long as such continuance is specifically approved at least annually in the same manner as the Agreement for Investment Management Services between Prudential and the Account. The Service Agreement may be terminated by either party upon not less than thirty days' prior written notice to the other party, will terminate automatically in the event of its assignment and will terminate automatically as to the Account in the event of the assignment or termination of the Agreement for Investment Management Services between Prudential and the Account. Prudential is not relieved of its responsibility for all investment advisory services under the Agreement for Investment Management Services between Prudential and the Account. The Service Agreement provides for Prudential to reimburse PIC for its costs and expenses incurred in furnishing investment advisory services. For the meaning of a majority vote of persons having voting rights with respect to the Account, see
"Voting Rights," page   of the Prospectus.

Prudential is responsible for the administrative and recordkeeping functions of VCA-2 and pays the expenses associated with them. These functions include enrolling Participants, receiving and allocating contributions, maintaining Participants' Accumulation Accounts, preparing and distributing confirmations, statements, and reports. The administrative and recordkeeping expenses borne by Prudential include salaries, rent, postage, telephone, travel, legal, actuarial and accounting fees, office equipment, stationery and maintenance of computer and other systems.

A daily charge is made which is equal to an effective annual rate of 0.50% of the net asset value of VCA-2. One-half (0.25%) of this charge is for assuming expense risks; 1/4 (0.125%) of this charge is for assuming mortality risks; and 1/4 (0.125%) is for investment management services. During 1998, 1997, and
1996, Prudential received $        , $3,351,395 and $2,694,889, respectively,
from VCA-2 for assuming mortality and expense risks and for providing investment management services.

There is also an annual administration charge made against each Participant's accumulation account in an amount which varies with each Contract but which is not more than $30 for any accounting year. During 1998, 1997, and 1996,
Prudential collected $        , $28,266 and $30,477, respectively, from VCA-2 in
those annual account charges.

A sales charge is also imposed on certain purchase payments made under a Contract on behalf of a Participant. The sales charges imposed on purchase
payments to VCA-2 during 1998, 1997, and 1996 were $      , $9,628 and $162,008,
respectively.

FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-2

In addition to the investment objective described in the Prospectus, the following investment restrictions are fundamental investment policies of VCA-2 and may not be changed without the approval of a majority vote of persons having voting rights in respect of the Account.

Concentration in Particular Industries. VCA-2 will not purchase any security (other than obligations of the U.S. Government, its agencies or instrumentalities) if as a result: (i) with respect to 75% of VCA-2's total assets, more than 5% of VCA-2's total assets (determined at the time of investment) would then be invested in securities of a single issuer, or (ii) 25% or more of VCA-2's total assets (determined at the time of the investment) would be invested in a single industry.

Investments in Real Estate-Related Securities. No purchase of or investment in real estate will be made for the account of VCA-2 except that VCA-2 may buy and sell securities that are secured by real estate or shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ").

Investments in Financial Futures. No commodities or commodity contracts will be purchased or sold for the account of VCA-2 except that VCA-2 may purchase and sell financial futures contracts and related options. Loans. VCA-2 will not lend money, except that loans of up to 10% of the value of VCA-2's total assets may be made through the purchase of privately placed bonds, debentures, notes, and other evidences of indebtedness of a character customarily acquired by institutional investors that may or may not be convertible into stock or accompanied by warrants or rights to acquire stock. Repurchase agreements and the purchase of publicly traded debt obligations are not considered to be "loans" for this purpose and may be entered into or purchased by VCA-2 in accordance with its investment objectives and policies.

Borrowing. VCA-2 will not issue senior securities, borrow money or pledge its assets, except that VCA-2 may borrow from banks up to 33-1/3 percent of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes, for the clearance of transactions or for investment purposes. VCA-2 may pledge up to 33-1/3 percent of the value of its total assets to secure such borrowing. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, forward foreign currency exchange contracts and collateral arrangements relating thereto, and collateral arrangements with respect to interest rate swap transactions, reverse repurchase agreements, dollar roll transactions, options, futures contracts, and options thereon are not deemed to be a pledge of assets or the issuance of a senior security.

Margin. VCA-2 will not purchase securities on margin (but VCA-2 may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by VCA-2 of initial or maintenance margin in connection with futures or options is not considered the purchase of a security on margin.

Underwriting of Securities. VCA-2 will not underwrite the securities of other issuers, except where VCA-2 may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities and with loans that VCA-2 is permitted to make.

Control or Management of Other Companies. No securities of any company will be acquired for VCA-2 for the purpose of exercising control or management thereof.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS ADOPTED BY VCA-2

The VCA-2 Committee has also adopted the following additional investment restrictions as non-fundamental operating policies. The Committee can change these restrictions without the approval of the persons having voting rights in respect of VCA-2.

Investments in Other Investment Companies. Except as part of a merger, consolidation, acquisition or reorganization, VCA-2 will not invest in the securities of other investment companies in excess of the limits stipulated by the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

Short Sales. VCA-2 will not make short sales of securities or maintain a short position, except that VCA-2 may make short sales against the box. Collateral arrangements entered into with respect to options, futures contracts and forward contracts are not deemed to be short sales. Collateral arrangements entered into with respect to interest rate swap agreements are not deemed to be short sales.

Restricted Securities. No more than 15% of the value of the net assets held in VCA-2 will be invested in securities (including repurchase agreements and non-negotiable time deposits maturing in more than seven days) that are subject to legal or contractual restrictions on resale or for which no readily available market exists.

INVESTMENT RESTRICTIONS IMPOSED BY STATE LAW

In addition to the investment objectives, policies and restrictions that VCA-2 has adopted, the Account must limit its investments to those authorized for variable contract accounts of life insurance companies by the laws of the State of New Jersey. In the event of future amendments of the applicable New Jersey statutes, the Account will comply, without the approval of Participants or others having voting rights in respect of the Account, with the statutory requirements as so modified. The pertinent provisions of New Jersey law as they currently read are, in summary form, as follows:

     1. An account may not purchase any evidence of indebtedness issued, assumed or guaranteed by any institution created or existing under the laws of the U.S., any U.S. state or territory, District of Columbia, Puerto Rico, Canada or any Canadian province, if such evidence of indebtedness is in default as to interest. "Institution" includes any corporation, joint stock association, business trust, business joint venture, business partnership, savings and loan association, credit union or other mutual savings institution.

     2. The stock of a corporation may not be purchased unless (i) the corporation has paid a cash dividend on the class of stock during each of the past five years preceding the time of purchase, or (ii) during the five-year period the corporation had aggregate earnings available for dividends on such class of stock sufficient to pay average dividends of 4% per annum computed upon the par value of such stock, or upon stated value if the stock has no par value. This limitation does not apply to any class of stock which is preferred as to dividends over a class of stock whose purchase is not prohibited.

     3. Any common stock purchased must be (i) listed or admitted to trading on a securities exchange in the United States or Canada; or (ii) included in the National Association of Securities Dealers' national price listings of "over-the-counter" securities; or (iii) determined by the Commissioner of Insurance of New Jersey to be publicly held and traded and as to which market quotations are available.

     4. Any security of a corporation may not be purchased if after the purchase more than 10% of the market value of the assets of an Account would be invested in the securities of such corporation.

The currently applicable requirements of New Jersey law impose substantial limitations on the ability of VCA-2 to invest in the stock of companies whose securities are not publicly traded or who have not recorded a five-year history of dividend payments or earnings sufficient to support such payments. This means that the Account will not generally invest in the stock of newly organized corporations. Nonetheless, an investment not otherwise eligible under paragraph 1 or 2 above may be made if, after giving effect to the investment, the total cost of all such non-eligible investments does not exceed 5% of the aggregate market value of the assets of the Account.

Investment limitations may also arise under the insurance laws and regulations of the other states where the Contracts are sold. Although compliance with the requirements of New Jersey law set forth above will ordinarily result in compliance with any applicable laws of other states, under some circumstances the laws of other states could impose additional restrictions on the portfolios of the Account.

ADDITIONAL INFORMATION ABOUT FINANCIAL FUTURES CONTRACTS

As described in the Prospectus, VCA-2 may engage in certain transactions involving financial futures contracts. This additional information on those instruments should be read in conjunction with the Prospectus.

VCA-2 will only enter into futures contracts that are standardized and traded on a U.S. exchange or board of trade. When a financial futures contract is entered into, each party deposits with a broker or in a segregated custodial account approximately 5% of the contract amount, called the "initial margin." Subsequent payments to and from the broker, called the "variation margin," are made on a daily basis as the underlying security, index, or rate fluctuates, making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market."

There are several risks associated with the use of futures contracts for hedging purposes. While VCA-2's hedging transactions may protect it against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude VCA-2 from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. There can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the securities or other assets being hedged. An incorrect correlation could result in a loss on both the hedged assets and the hedging vehicle so that VCA-2's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected market trends.

There can be no assurance that a liquid market will exist at a time when VCA-2 seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent VCA-2 from liquidating an unfavorable position and VCA-2 would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

ADDITIONAL INFORMATION ABOUT OPTIONS

As described in the Prospectus, VCA-2 may engage in certain transactions involving options. This additional information on those instruments should be read in conjunction with the Prospectus.

In addition to those described in the Prospectus, options have other risks, primarily related to liquidity. A position in an exchange-traded option may be closed out only on an exchange, board of trade or other trading facility which provides a secondary market for an option of the same series. Although VCA-2 will generally purchase or write only those exchange-traded options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that VCA-2 would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If VCA-2 as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

The purchase and sale of over-the-counter ("OTC") options will also be subject to certain risks. Unlike exchange-traded options, OTC options generally do not have a continuous liquid market. Consequently, VCA-2 will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when VCA-2 writes an OTC option, it generally will be able to close out the OTC option prior to its expiration only by entering into a closing purchase transaction with the dealer to which VCA-2 originally wrote the OTC option. There can be no assurance that VCA-2 will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the other party, VCA-2 may be unable to liquidate an OTC option.

Options on Equity Securities. VCA-2 may purchase and write (i.e., sell) put and call options on equity securities that are traded on U.S. securities exchanges, are listed on the National Association of Securities Dealers Automated Quotation System ("NASDAQ"), or that result from privately negotiated transactions with broker-dealers. A call option is a short-term contract pursuant to which the purchaser or holder, in return for a premium paid, has the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. A put option is a similar contract which gives the purchaser or holder, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security at the exercise price upon exercise by the holder of the put.

VCA-2 will write only "covered" options on stocks. A call option is covered if:
(1) VCA-2 owns the security underlying the option; or (2) VCA-2 has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities it holds; or
(3) VCA-2 holds on a share-for-share basis a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian. A put option is covered if: (1) VCA-2 deposits and maintains with its custodian in a segregated account cash, U.S. government securities or other liquid unencumbered assets having a value equal to or greater than the exercise price of the option; or (2) VCA-2 holds on a share-for-share basis a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or less than the exercise price if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

VCA-2 may also purchase "protective puts" (i.e., put options acquired for the purpose of protecting a VCA-2 security from a decline in market value). The loss to VCA-2 is limited to the premium paid for, and transaction costs in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of the security underlying the put rises, the profit VCA-2 realizes on the sale of the security will be reduced by the premium paid for the put option less any amount (net of transaction costs) for which the put may be sold.

VCA-2 may also purchase putable and callable equity securities, which are securities coupled with a put or call option provided by the issuer.

VCA-2 may purchase call options for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on stocks.

If the writer of an exchange-traded option wishes to terminate the obligation, he or she may effect a "closing purchase transaction" by buying an option of the same series as the option previously written. Similarly, the holder of an option may liquidate his or her position by exercise of the option or by effecting a "closing sale transaction" by selling an option of the same series as the option previously purchased. There is no guarantee that closing purchase or closing sale transactions can be effected.

Options on Debt Securities. VCA-2 may purchase and write exchange-traded and OTC put and call options on debt securities. Options on debt securities are similar to options on stock, except that the option holder has the right to take or make delivery of a debt security, rather than stock.

VCA-2 will write only "covered" options. Options on debt securities are covered in the same manner as options on stocks, discussed above, except that, in the case of call options on U.S. Treasury Bills, VCA-2 might own U.S. Treasury Bills of a different series from those underlying the call option, but with a principal amount and value corresponding to the option contract amount and a maturity date no later than that of the securities deliverable under the call option.

VCA-2 may also write straddles (i.e., a combination of a call and a put written on the same security at the same strike price where the same issue of the security is considered as the cover for both the put and the call). In such cases, VCA-2 will also segregate or deposit for the benefit of VCA-2's broker cash or other liquid unencumbered assets equivalent to the amount, if any, by which the put is "in the money." It is contemplated that VCA-2's use of straddles will be limited to 5% of VCA-2's net assets (meaning that the securities used for cover or segregated as described above will not exceed 5% of VCA-2's net assets at the time the straddle is written).

VCA-2 may purchase "protective puts" in an effort to protect the value of a security that it owns against a substantial decline in market value. Protective puts on debt securities operate in the same manner as protective puts on equity securities, described above. VCA-2 may wish to protect certain securities against a decline in market value at a time when put options on those particular securities are not available for purchase. VCA-2 may therefore purchase a put option on securities it does not hold. While changes in the value of the put should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in these transactions as in transactions in which VCA-2 purchases a put option on an underlying security it owns.

VCA-2 may also purchase call options on debt securities for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of call options on debt securities.

VCA-2 may also purchase putable and callable debt securities, which are securities coupled with a put or call option provided by the issuer.

VCA-2 may enter into closing purchase or sale transactions in a manner similar to that discussed above in connection with options on equity securities.

Options on Stock Indices. VCA-2 may purchase and sell put and call options on stock indices traded on national securities exchanges, listed on NASDAQ or OTC options. Options on stock indices are similar to options on stock except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than, in the case of a put, the strike price of the option. This amount of cash is equal to such difference between the closing price of the index and the strike price of the option times a specified multiple (the "multiplier"). If the option is exercised, the writer is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks.

VCA-2 will write only "covered" options on stock indices. A call option is covered if VCA-2 follows the segregation requirements set forth in this paragraph. When VCA-2 writes a call option on a broadly based stock market index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or "qualified securities" (defined below) with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. A "qualified security" is an equity security which is listed on a national securities exchange or listed on NASDAQ against which VCA-2 has not written a stock call option and which has not been hedged by VCA-2 by the sale of stock index futures. When VCA-2 writes a call option on an industry or market segment index, it will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, U.S. government securities or other liquid unencumbered assets, or at least five qualified securities, all of which are stocks of issuers in such industry or market segment, with a market value at the time the option is written of not less than 100% of the current index value times the multiplier times the number of contracts. Such stocks will include stocks which represent at least 50% of the weighting of the industry or market segment index and will represent at least 50% of VCA-2's holdings in that industry or market segment. No individual security will represent more than 15% of the amount so segregated, pledged or escrowed in the case of broadly based stock market stock options or 25% of such amount in the case of industry or market segment index options. If at the close of business on any day the market value of such qualified securities so segregated, escrowed, or pledged falls below 100% of the current index value times the multiplier times the number of contracts, VCA-2 will so segregate, escrow, or pledge an amount in cash, U.S. government securities, or other liquid unencumbered assets equal in value to the difference. In addition, when VCA-2 writes a call on an index which is in-the-money at the time the call is written, it will segregate with its custodian or pledge to the broker as collateral, cash or U.S. government securities or other liquid unencumbered assets equal in value to the amount by which the call is in-the-money times the multiplier times the number of contracts. Any amount segregated pursuant to the foregoing sentence may be applied to VCA-2's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

A call option is also covered if VCA-2 holds a call on the same index as the call written where the strike price of the call held is equal to or less than the strike price of the call written or greater than the strike price of the call written if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

A put option is covered if: (1) VCA-2 holds in a segregated account cash, U.S. government securities or other liquid unencumbered assets of a value equal to the strike price times the multiplier times the number of contracts; or (2) VCA-2 holds a put on the same index as the put written where the strike price of the put held is equal to or greater than the strike price of the put written or less than the strike price of the put written if the difference is maintained by VCA-2 in cash, U.S. government securities or other liquid unencumbered assets in a segregated account with its custodian.

VCA-2 may purchase put and call options on stock indices for hedging or investment purposes. VCA-2 does not intend to invest more than 5% of its net assets at any one time in the purchase of puts and calls on stock indices. VCA-2 may effect closing sale and purchase transactions involving options on stock indices, as described above in connection with stock options.

The distinctive characteristics of options on stock indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in the index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index. If this occurred, VCA-2 would not be able to close out options which it had purchased or written and, if restrictions on exercise were imposed, might be unable to exercise an option it holds, which could result in substantial losses to VCA-2. Price movements in VCA-2's equity security holdings probably will not correlate precisely with movements in the level of the index and, therefore, in writing a call on a stock index VCA-2 bears the risk that the price of the securities held by VCA-2 may not increase as much as the index. In such event, VCA-2 would bear a loss on the call which is not completely offset by movement in the price of VCA-2's equity securities. It is also possible that the index may rise when VCA-2's securities do not rise in value. If this occurred, VCA-2 would experience a loss on the call which is not offset by an increase in the value of its securities holdings and might also experience a loss in its securities holdings. In addition, when VCA-2 has written a call, there is also a risk that the market may decline between the time VCA-2 has a call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time VCA-2 is able to sell stocks in its portfolio. As with stock options, VCA-2 will not learn that an index option has been exercised until the day following the exercise date but, unlike a call on stock where VCA-2 would be able to deliver the underlying securities in settlement, VCA-2 may have to sell part of its stock portfolio in order to make settlement in cash, and the price of such stocks might decline before they can be sold. This timing risk makes certain strategies involving more than one option substantially more risky with options in stock indices than with stock options.

There are also certain special risks involved in purchasing put and call options on stock indices. If VCA-2 holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If such a change causes the exercise option to fall out of-the-money, VCA-2 will be required to pay the difference between the closing index value and the strike price of the option (times the applicable multiplier) to the assigned writer. Although VCA-2 may be able to minimize the risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

Options on Foreign Currencies. VCA-2 may purchase and write put and call options on foreign currencies traded on U.S. or foreign securities exchanges or boards of trade. Options on foreign currencies are similar to options on stock, except that the option holder has the right to take or make delivery of a specified amount of foreign currency, rather than stock. VCA-2's successful use of options on foreign currencies depends upon the investment manager's ability to predict the direction of the currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally. In addition, the correlation between movements in the price of options and the price of currencies being hedged is imperfect.

Options on Futures Contracts. VCA-2 may enter into certain transactions involving options on futures contracts. VCA-2 will utilize these types of options for the same purpose that it uses the underlying futures contract. An option on a futures contract gives the purchaser or holder the right, but not the obligation, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accomplished by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. As an alternative to exercise, the holder or writer of an option may terminate a position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. VCA-2 intends to utilize options on futures contracts for the same purposes that it uses the underlying futures contracts.

Options on futures contracts are subject to risks similar to those described above with respect to options on securities, options on stock indices, and futures contracts. These risks include the risk that the investment manager may not correctly predict changes in the market, the risk of imperfect correlation between the option and the securities being hedged, and the risk that there might not be a liquid secondary market for the option. There is also the risk of imperfect correlation between the option and the underlying futures contract. If there were no liquid secondary market for a particular option on a futures contract, VCA-2 might have to exercise an option it held in order to realize any profit and might continue to be obligated under an option it had written until the option expired or was exercised. If VCA-2 were unable to close out an option it had written on a futures contract, it would continue to be required to maintain initial margin and make variation margin payments with respect to the option position until the option expired or was exercised against VCA-2.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency exchange contract is a contract obligating one party to purchase and the other party to sell one currency for another currency at a future date and price. When investing in foreign securities, VCA-2 may enter into such contracts in anticipation of or to protect itself against fluctuations in currency exchange rates.

VCA-2 generally will not enter into a forward contract with a term of greater than 1 year. At the maturity of a forward contract, VCA-2 may either sell the security and make delivery of the foreign currency or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

VCA-2's successful use of forward contracts depends upon the investment manager's ability to predict the direction of currency exchange markets and political conditions, which requires different skills and techniques than predicting changes in the securities markets generally.

INTEREST RATE SWAP TRANSACTIONS

VCA-2 may enter into interest rate swap transactions. Interest rate swaps, in their most basic form, involve the exchange by one party with another party of their respective commitments to pay or receive interest. For example, VCA-2 might exchange its right to receive certain floating rate payments in exchange for another party's right to receive fixed rate payments. Interest rate swaps can take a variety of other forms, such as agreements to pay the net differences between two different indices or rates, even if the parties do not own the underlying instruments. Despite their differences in form, the function of interest rate swaps is generally the same -- to increase or decrease exposure to long- or short-term interest rates. For example, VCA-2 may enter into a swap transaction to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities the Account anticipates purchasing at a later date. VCA-2 will maintain appropriate liquid assets in a segregated custodial account to cover its obligations under swap agreements.

The use of swap agreements is subject to certain risks. As with options and futures, if the investment manager's prediction of interest rate movements is incorrect, VCA-2's total return will be less than if the Account had not used swaps. In addition, if the counterparty's creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that VCA-2 could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

LOANS OF PORTFOLIO SECURITIES

VCA-2 may from time to time lend its portfolio securities to broker-dealers, qualified banks and certain institutional investors provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S. Government securities or irrevocable standby letters of credit in an amount equal to at least the market value at all times of the loaned securities. During the time portfolio securities are on loan, VCA-2 continues to receive the interest and dividends, or amounts equivalent thereto, on the loaned securities while receiving a fee from the borrower or earning interest on the investment of the cash collateral. The right to terminate the loan is given to either party subject to appropriate notice. Upon termination of the loan, the borrower returns to the lender securities identical to the loaned securities. VCA-2 does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. The primary risk in lending securities is that the borrower may become insolvent on a day on which the loaned security is rapidly advancing in price. In such event, if the borrower fails to return the loaned securities, the existing collateral might be insufficient to purchase back the full amount of stock loaned, and the borrower would be unable to furnish additional collateral. The borrower would be liable for any shortage but VCA-2 would be an unsecured creditor as to such shortage and might not be able to recover all or any of it. However, this risk may be minimized by a careful selection of borrowers and securities to be lent.

VCA-2 will not lend its portfolio securities to entities affiliated with Prudential, including Prudential Securities Incorporated. This will not affect VCA-2's ability to maximize its securities lending opportunities.

PORTFOLIO TURNOVER RATE

VCA-2 has no fixed policy with respect to portfolio turnover, which is an index determined by dividing the lesser of the purchases or sales of portfolio securities during the year by the monthly average of the aggregate value of the portfolio securities owned during the year. VCA-2 seeks long term growth of capital rather than short-term trading profits. However, during any period when changing economic or market conditions are anticipated, successful management requires an aggressive response to such changes which may result in portfolio shifts that may significantly increase the rate of portfolio turnover. The rate of portfolio activity will normally affect the brokerage expenses of VCA-2. The
annual portfolio turnover rate was   % in 1998 and 47% in 1997.

PORTFOLIO BROKERAGE AND RELATED PRACTICES

In connection with decisions to buy and sell securities for VCA-2, brokers and dealers to effect the transactions must be selected and brokerage commissions, if any, negotiated. Transactions on a stock exchange in equity securities will be executed primarily through brokers that will receive a commission paid by VCA-2. Fixed income securities, on the other hand, as well as equity securities traded in the over-the-counter market, will not normally incur any brokerage commissions. These securities are generally traded on a "net" basis with dealers acting as principals for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain of these securities may also be purchased directly from an issuer, in which case neither commissions nor discounts are paid.

In placing orders of securities transactions, primary consideration is given to obtaining the most favorable price and efficient execution. An attempt is made to effect each transaction at a price and commission, if any, that provides the most favorable total cost or proceeds reasonably attainable in the circumstances. However, a higher commission than would otherwise be necessary for a particular transaction may be paid when to do so would appear to further the goal of obtaining the best available execution.

In connection with any securities transaction that involves a commission payment, the commission is negotiated with the broker on the basis of the quality and quantity of execution services that the broker provides, in light of generally prevailing commission rates. Periodically, Prudential and PIC review the allocation among brokers of orders for equity securities and the commissions that were paid.

When selecting a broker or dealer in connection with a transaction for VCA-2, consideration is given to whether the broker or dealer has furnished PIC with certain services, provided this does not jeopardize the objective of obtaining the best price and execution. These services, which include statistical and economic data and research reports on particular companies and industries, are services that brokerage houses customarily provide to institutional investors. PIC uses these services in connection with all of its investment activities, and some of the data or services obtained in connection with the execution of transactions for VCA-2 may be used in connection with the execution of transactions for other investment accounts. Conversely, brokers and dealers furnishing such services may be selected for the execution of transactions of such other accounts, while the data or service may be used in connection with investment management for VCA-2. Although Prudential's present policy is not to permit higher commissions to be paid for transactions for VCA-2 in order to secure research and statistical services from brokers or dealers, Prudential might in the future authorize the payment of higher commissions, but only with the prior concurrence of the VCA-2 Committee, if it is determined that the higher commissions are necessary in order to secure desired research and are reasonable in relation to all of the services that the broker or dealer provides.

When investment opportunities arise that may be appropriate for more than one entity for which Prudential serves as investment manager or adviser, one entity will not be favored over another and allocations of investments among them will be made in an impartial manner believed to be equitable to each entity involved. The allocations will be based on each entity's investment objectives and its current cash and investment positions. Because the various entities for which Prudential acts as investment manager or adviser have different investment objectives and positions, from time to time a particular security may be purchased for one or more such entities while, at the same time, such security may be sold for another.

An affiliated broker may be employed to execute brokerage transactions on behalf of VCA-2 as long as the commissions are reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange
during a comparable period of time. During 1998, 1997, and 1996, $       ,
17,671 and $35,806, respectively, was paid to Prudential Securities Incorporated, an affiliated broker. For 1998, the commissions paid to this affiliated broker constituted . % of the total commissions paid by VCA-2 for that year, and the transactions through this affiliated broker accounted for
 . % of the aggregate dollar amount of transactions for VCA-2 involving the payment of commissions. VCA-2 may not engage in any transactions in which Prudential or its affiliates, including Prudential Securities Incorporated, acts as principal, including over-the-counter purchases and negotiated trades in which such a party acts as a principal.

Prudential or PIC may enter into business transactions with brokers or dealers for purposes other than the execution of portfolio securities transactions for accounts Prudential manages. These other transactions will not affect the selection of brokers or dealers in connection with portfolio transactions for VCA-2.

During the calendar year 1998, $        was paid to various brokers in
connection with securities transactions for VCA-2. Of this amount, approximately
   % was allocated to brokers who provided research and statistical services to Prudential. The equivalent figures for 1997 were $1,102,637 and 62.1%, and for 1996 were $718,2311 and 77.6%.

CUSTODY OF SECURITIES

Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian of VCA-2's assets and maintains certain books and records in connection therewith.

                               THE VCA-2 COMMITTEE

VCA-2 is managed by The Prudential Variable Contract Account-2 Committee ("VCA-2 Committee"). The members of the Committee are elected by the persons having voting rights in respect of the VCA-2 Account. The affairs of the Account are conducted in accordance with the Rules and Regulations of the Account. The members of the Account's Committee, the Account's Secretary and Treasurer and the principal occupation of each during the past five years are shown below.

VCA-2 COMMITTEE

MENDEL A. MELZER, CFA*, 38, Chairman of the Board -- Chief Investment Officer of Prudential Investments since 1998; 1996 to 1998: Chief Investment Officer of Prudential Mutual Funds; 1995-1996: Chief Financial Officer of the Money Management Group of Prudential; Prior to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services. Address: 100 Mulberry Street, Gateway Center Two, Newark, New Jersey 07102.

SAUL K. FENSTER, 66, Director -- President of New Jersey Institute of Technology. Address: 323 Martin Luther King Boulevard, Newark, New Jersey 07102.

W. SCOTT MCDONALD, JR., 62, Director -- Vice President, Kaludis Consulting Group since 1997; 1995 to 1996: Principal, Scott McDonald & Associates; Prior to 1995:
Executive Vice President of Fairleigh Dickinson University. Address: 9 Zamrok Way, Morristown, New Jersey 07960.

JOSEPH WEBER, 75, Director -- Vice President, Interclass (international corporate learning). Address: 37 Beachmont Terrace, North Caldwell, New Jersey 07006.

* These Members of the VCA-2 Committee are interested persons of Prudential, its affiliates or the Account, as defined in the Investment Company Act of 1940 (the "1940 Act"). Certain actions of the Committee, including the annual continuance of the Agreement for Investment Management Services between the Account and Prudential, must be approved by a majority of the Members of the Committee who are not interested persons of Prudential, its affiliates or the Account. Mr. Melzer, Member of the Committee, is an interested person of Prudential, as that term is defined in the 1940 Act, because he is an officer of Prudential, the investment manager of the Account. Messrs. Fenster, McDonald, and Weber are not interested persons of Prudential, its affiliates, or the Account. However, Mr. Fenster is President of the New Jersey Institute of Technology. Prudential has issued a group annuity contract to the Institute and provides group life and group health insurance to its employees.

OFFICERS WHO ARE NOT DIRECTORS

CAREN A. CUNNINGHAM, Secretary -- Assistant General Counsel of Prudential Investments Fund Management, LLC ("PIFM") since 1997; Prior to 1997: Vice President and Associate General Counsel of Smith Barney Mutual Fund Management Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

GRACE C. TORRES, Treasurer and Principal Financial and Accounting Officer -- First Vice President of PIFM since 1996; Prior to 1996: First Vice President of Prudential Securities Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

STEPHEN M. UNGERMAN, Assistant Treasurer -- Vice President and Tax Director of Prudential Investments since 1996; Prior to 1996: First Vice President of Prudential Mutual Fund Management, Inc. Address: 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102.

REMUNERATION OF MEMBERS OF THE COMMITTEES AND CERTAIN AFFILIATED PERSONS

No member of the VCA-2 Committee nor any other person (other than Prudential) receives remuneration from the Account. Prudential pays certain of the expenses relating to the operation of, including all compensation paid to members of the Committee, its Chairman, its Secretary and Treasurer. No member of the VCA-2 Committee, its Chairman, its Secretary or Treasurer who is also an officer, Director or employee of Prudential or an affiliate of Prudential is entitled to any fee for his services as a member or officer of the Committee.

                   THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                    DIRECTORS

FRANKLIN E. AGNEW -- Director since 1994 (current term expires April, 2000). Member, Committee on Finance & Dividends; Member Corporate Governance Committee. Business consultant since 1986. Senior Vice President, H.J. Heinz from 1971 to 1986. Mr. Agnew is also a director of Bausch & Lomb, Inc. and Erie Plastics Corporation. Age 64. Address: 600 Grant Street, Suite 660, Pittsburgh, PA 15219.

FREDERICK K. BECKER -- Director since 1994 (current term expires April, 1999). Member, Auditing Committee; Member, Corporate Governance Committee. President, Wilentz Goldman and Spitzer, P.A. (law firm) since 1989, with firm since 1960. Age 63. Address: 90 Woodbridge Center Drive, Woodbridge, NJ 07095.

GILBERT F. CASELLAS -- Director since 1998 (current term expires April, 1999). President, The Swarthmore Group, Inc. since 1999. Partner, McConnell Valdes, LLP in 1998. Chairman, U.S. Equal Employment Opportunity Commission from 1994 to 1998. General Counsel, Department of Air Force from 1993 to 1994. Age 46.
Address: 1646 West Chester Pike, Suite 3, West Chester, PA 19382.

JAMES G. CULLEN -- Director since 1994 (current term expires April, 2001). Member, Compensation Committee; Member, Committee on Business Ethics. President & Chief Operating Officer, Bell Atlantic Corporation, since 1998. President & Chief Executive Officer, Telecom Group, Bell Atlantic Corporation, from 1997 to 1998. Vice Chairman, Bell Atlantic Corporation from 1995 to 1997. President, Bell Atlantic Corporation from 1993 to 1995. Mr. Cullen is also a director of Bell Atlantic Corporation and Johnson & Johnson. Age 56. Address: 1310 North Court House Road, 11th Floor, Alexandria, VA 22201.

CAROLYNE K. DAVIS -- Director since 1989 (current term expires April, 2001). Member, Committee on Business Ethics; Member, Compensation Committee. Independent Health Care Advisor since 1997. National and International Health Care Advisor, Ernst & Young, LLP from 1985 to 1997. Dr. Davis is also a director of Beckman Coulter Instruments, Inc., Merck & Co., Inc., Minimed Incorporated, and Beverley Enterprises. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

ROGER A. ENRICO -- Director since 1994 (current term expires April, 2002). Member, Committees on Nominations & Corporate Governance; Member, Compensation Committee. Chairman and Chief Executive Officer, PepsiCo, Inc. since 1996. Mr. Enrico originally joined PepsiCo, Inc. in 1971. Mr. Enrico is also a director of A.H. Belo Corporation and Dayton Hudson Corporation. Age 54. Address: 700 Anderson Hill Road, Purchase, NY 10577.

ALLAN D. GILMOUR -- Director since 1995 (current term expires April, 1999). Member, Investment Committee; Member, Committee on Finance & Dividends. Retired since 1995. Vice Chairman, Ford Motor Company, from 1993 to 1995. Mr. Gilmour originally joined Ford in 1960. Mr. Gilmour is also a director of Whirlpool Corporation, MeidiaOne Group, Inc., AP Automotive Systems, Inc., The Dow Chemical Company and DTE Energy Company. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

WILLIAM H. GRAY, III -- Director since 1991 (current term expires April, 2000). Member, Executive Committee; Member, Committee on Business Ethics; Chairman, Committees on Nominations & Corporate Governance. President and Chief Executive Officer, The College Fund/UNCF since 1991. Mr. Gray served in Congress from 1979 to 1991. Mr. Gray is also a director of Chase Manhattan Corporation, Municipal Bond Investors Assurance Corporation, Rockwell International Corporation, Union-Pacific Corporation, Warner-Lambert Company, CBS Corporation, and Electronic Data Systems. Age 57. Address: 8260 Willow Oaks Corp. Drive, Fairfax, VA 22031-4511.

JON F. HANSON -- Director since 1991 (current term expires April, 2003). Member, Investment Committee; Member, Committee on Business Ethics. Chairman, Hampshire Management Company since

1976. Mr. Hanson is also a director of James E. Hanson Management Company, Neumann Distributors, Inc., Fleet Trust and Investment Services Company, N.A., United Water Resources, Orange & Rockland Utilities, Inc., and Consolidated Delivery and Logistics. Age 62. Address: 235 Moore Street, Suite 200, Hackensack, NJ 07601.

GLEN H. HINER, JR. -- Director since 1997 (current term expires April, 2001). Member, Compensation Committee. Chairman and Chief Executive Officer, Owens Corning since 1991. Senior Vice President and Group Executive, Plastics Group, General Electric Company from 1983 to 1991. Mr. Hiner is also a director of Dana Corporation and Owens Corning. Age 64. Address: One Owens Corning Parkway, Toledo, OH 43659.

CONSTANCE J. HORNER -- Director since 1994 (current term expires April, 2002). Member, Auditing Committee; Member, Committees on Nominations & Corporate Governance. Guest Scholar, The Brookings Institution since 1993. Ms. Horner is also a director of Foster Wheeler Corporation, Ingersoll-Rand Company, and Pfizer, Inc. Age 56. Address: 1775 Massachusetts Ave., N.W. Washington, D.C. 20036-2188.

GAYNOR N. KELLEY -- Director since 1997 (current term expires April, 2001). Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, The Perkin Elmer Corporation from 1990 to 1996. Mr. Kelley is also a director of Hercules Incorporated, and Alliant Techsystems. Age 67. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102-3777.

BURTON G. MALKIEL -- Director since 1978 (current term expires April, 2002). Chairman, Investment Committee; Member, Executive Committee; Member, Committee on Finance & Dividends. Professor of Economics, Princeton University, since 1988. Dr. Malkiel is also a director of Banco Bilbao Vizcaya, Baker Fentress & Company, The Jeffrey Company, The Southern New England Telecommunications Company, and Vanguard Group, Inc. Age 66. Address: Princeton University, 110 Fisher Hall, Prospect Avenue, Princeton, NJ 08544-1021.

ARTHUR F. RYAN -- Chairman of the Board, President and Chief Executive Officer of Prudential since 1994. President and Chief Operating Officer, Chase Manhattan Bank from 1990 to 1994, with Chase since 1972. Age 56. Address: 751 Broad Street, Newark, NJ 07102.

IDA F.S. SCHMERTZ -- Director since 1997 (current term expires April, 2004). Member, Audit Committee. Principal, Investment Strategies International since 1994. Age 64. Address: 751 Broad Street, 23rd Floor, Newark, NJ 07102.

CHARLES R. SITTER -- Director since 1995 (current term expires April, 1999). Member, Committee on Finance & Dividend; Member, Investment Committee. Retired since 1996. President, Exxon Corporation from 1993 to 1996. Mr. Sitter began his career with Exxon in 1957. Age 68. Address: 5959 Las Colinas Boulevard, Irving, TX 75039-2298.

DONALD L. STAHELI -- Director since 1995 (current term expires April, 1999). Member, Compensation Committee; Member, Auditing Committee. Retired since 1996. Chairman and Chief Executive Officer, Continental Grain Company from 1994 to 1997. President and Chief Executive Officer, Continental Grain Company from 1988 to 1994. Mr. Staheli is also director of Bankers Trust Company, Conti-Financial Corporation and Continental Grain Company. Age 67 Address: 39 Locust Street, Suite 204, New Canaan, CT 06840.

RICHARD M. THOMSON -- Director since 1976 (current term expires April, 2000). Chairman, Executive Committee; Chairman, Compensation Committee. Retired since 1998. Chairman of the Board, The Toronto-Dominion Bank from 1997 to 1998. Chairman and Chief Executive Officer from 1978 to 1997. Mr. Thomson is also a director of CGC, Inc., INCO, Limited, S.C. Johnson & Son, Inc., The Thomson Corporation, Canadian Occidental Petroleum, Ltd., The Toronto-Dominion Bank and Ontario Hydro. Age 64. Address: P.O. Box 1, Toronto-Dominion Centre, Toronto, Ontario, M5K 1A2, Canada.

JAMES A. UNRUH -- Director since 1996 (current term expires April, 2000). Member, Committees on Nominations & Corporate Governance; Member, Investment Committee. Retired since 1997. Chairman and Chief Executive Officer, Unisys Corporation, from 1990 to 1997. Mr. Unruh is also a director of Ameritech Corporation and Moss Micro. Age 57. Address: 751 Broad Street, Newark, NJ 07102-3777

P. ROY VAGELOS, M.D. -- Director since 1989 (current term expires April, 2001). Chairman, Auditing Committee; Member, Executive Committee; Member, Committees on Nominations & Corporate Governance. Chairman, Regeneron Pharmaceuticals since 1995. Chairman, Advanced Medicines, Inc. since 1997. Chairman, Chief Executive Officer and President, Merck & Co., Inc. from 1986 to 1995, Dr. Vagelos originally joined Merck in 1975 Dr. Vagelos is also a director of The Estee Lauder Companies, Inc. and PepsiCo., Inc. Age 69. Address: One Crossroads Drive, Building A, 3rd Floor, Bedminster, NJ 07921.

STANLEY C. VAN NESS -- Director since 1990 (current term expires April, 2002). Chairman, Committee on Business Ethics; Member, Executive Committee; Member, Auditing Committee. Partner, Herbert, Van Ness, Cayci & Goodell (law firm) since 1998. Counselor at Law, Picco Herbert Kennedy (law firm) from 1990 to 1998. Mr. Van Ness is also a director of Jersey Central Power & Light Company. Age 64.
Address: 22 Chambers Street, Princeton, NJ 08542.

PAUL A. VOLCKER -- Director since 1988 (current term expires April, 2000). Chairman, Committee on Finance & Dividends; Member, Executive Committee; Member, Committee on Nominations & Corporate Governance. Consultant since 1997. Chairman, Wolfensohn & Co., Inc. 1988 to 1996 Chairman, James D. Wolfensohn, Inc. 1988 to 1996. Chief Executive Officer, James D. Wolfensohn, Inc. from 1995 to 1996. Mr. Volcker is also a director Nestle, S.A., and Bankers Trust New York Corporation as well as a Director of the Board of Overseers of TIAA-CREF. Age 71, Address: 610 Fifth Avenue, Suite 420, New York, NY 10020.

JOSEPH H. WILLIAMS -- Director since 1994 (current term expires April, 2002). Member, Committee on Finance & Dividends; Member, Investment Committee. Director, The Williams Companies since 1979. Chairman & Chief Executive Officer, The Williams Companies from 1979 to 1993. Mr. Williams is also a director of The Orvis Company, MTC Investors, LLC., and AEA Investors, Inc. Age 65. Address: One Williams Center, Tulsa, OK 74102.


                  THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                               PRINCIPAL OFFICERS

ARTHUR F. RYAN -- Chairman of the Board, President and Chief Executive Officer since 1994; prior to 1994, President and Chief Operating Officer, Chase Manhattan Corporation, New York, NY. Age 56.

E. MICHAEL CAULFIELD -- Executive Vice President, Financial Management since 1998; Chief Executive Officer, Prudential Investments from 1995 to 1998; Chief Executive Officer, Money Management Group in 1995; prior to 1995, President, Prudential Preferred Financial Services. Age 52.

MICHELE S. DARLING -- Executive Vice President Human Resources since 1997; prior to 1997, Executive Vice President, Canadian Imperial Bank of Commerce, Toronto, Canada. Age 45.

ROBERT C. GOLDEN -- Executive Vice President Operations and Systems since 1997; prior to 1997, Executive Vice President, Prudential Securities, New York, NY. Age 53.

MARK B. GRIER -- Executive Vice President, Corporate Governance since 1998; Executive Vice President, Financial Management from 1997 to 1998; Chief Financial Officer from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation, New York, NY. Age 46.

JEAN D. HAMILTON -- Executive Vice President, Prudential Institutional since 1998; President, Diversified Group since 1995 to 1998; prior to 1995, President, Prudential Capital Group. Age 52.

RODGER A. LAWSON -- Executive Vice President, International Investments & Global Marketing Communications since 1998; Executive Vice President, Marketing and Planning from 1996 to 1998; President and CEO, Van Eck Global, New York, NY, from 1994 to 1996; prior to 1994, President and CEO, Global Private Banking, Bankers Trust Company, New York, NY. Age 52.

KIYOFUMI SAKAGUCHI -- Executive Vice President, International Insurance since 1998; President, International Insurance Group from 1995 to 1998; prior to 1995, Chairman and CEO, The Prudential Life Insurance Co., Ltd., Japan. Age 56.

JOHN V. SCICUTELLA -- Executive Vice President, Individual Financial Services since 1998; Chief Executive Officer, Individual Insurance Group from 1997 to 1998; Executive Vice President Operations and Systems from 1995 to 1997; prior to 1995, Executive Vice President, Chase Manhattan Corporation. Age 49.

JOHN R. STRANGFELD -- Executive Vice President, Global Asset Management since 1998; Chief Executive Officer, Private Asset Management Group (PAMG) from 1996 to 1998; President, PAMG, from 1994 to 1996; prior to 1994, Senior Managing Director. Age 45.

JAMES J. AVERY, JR. -- Senior Vice President & Chief Actuary, Individual Insurance Group since 1997; President Prudential Select from 1996 to 1997; prior to 1995, Executive Vice President and Chief Operating Officer, Prudential Select. Age 47.

MARTIN A. BERKOWITZ -- Senior Vice President, Financial Management since 1998; Senior Vice President and Comptroller from 1995 to 1998; prior to 1995, Senior Vice President and CFO, Prudential Investment Corporation. Age 50.

WILLIAM M. BETHKE -- Senior Vice President and Chief Investment Officer since 1997; prior to 1997, President, Capital Management Group. Age 51.

ANNE E. BOSSI -- Senior Vice President, Institutional since 1998; President, Group Life & Disability 1997 to 1998; President, Group Life Insurance 1995 to 1997; prior to 1995, President, Northeastern Group Operations. Age 47

RICHARD J. CARBONE -- Senior Vice President and Chief Financial Officer since 1997. Controller, Salomon Brothers, New York, NY, from 1995 to 1997; prior to 1995, Controller, Bankers Trust, New York, NY. Age 51.

THOMAS W. CRAWFORD -- Senior Vice President, Individual Financial Services, since 1998; President and Chief Executive Officer, Prudential Property & Casualty Company from 1996 to 1998; Vice President, Prudential Property & Casualty Company in 1996; prior to 1996, President & CEO, Southern Heritage Insurance Company. Age 55.

MARK R. FETTING -- Senior Vice President, Retirement Services, Institutional since 1996; President, Prudential Retirement Services from 1992 to 1996; prior to 1992, Partner, Greenwich Associates. Age 44.

WILLIAM D. FRIEL -- Senior Vice President and Chief Information Officer since 1996; prior to 1996, Chief Executive Officer, Prudential Service Company. Age 60.

MICHAEL J. HINES -- Senior Vice President, Marketing and Communications since 1999; 1996 to 1998 Vice President, Marketing and Communications. Age 47

RONALD P. JOELSON -- Senior Vice President, Guaranteed Products, Global Asset Management since 1997; Senior Vice President, Guaranteed Products, Guaranteed Investments from 1996 to 1997; Vice President, Guaranteed Investments, Guaranteed Products from 1996 to 1996; prior to 1996, Managing Director, Retirement Services. Age 40.

IRA J. KLEINMAN -- Senior Vice President, International Insurance Group, since 1997; prior to 1997, Chief Marketing & Product Development Officer. Age 51.

KATHLEEN KRALL -- Senior Vice President, Individual Financial Services since 1999; Vice President, Individual Financial Services from 1996 to 1999; Vice President, Operations and Systems from 1995 to 1996; prior to 1995 Vice President, Chase Manhattan Bank. Age 41.

JOYCE R. LEIBOWITZ -- Senior Vice President, Management Internal Controls since 1999; Vice President, Management Internal Controls from 1995 to 1999; prior to 1995 Integrated Control Officer. Age 51.

JOHN M. LIFTIN -- Senior Vice President and General Counsel since 1998; Self-employed from 1997 to 1998; prior to 1997 Senior Vice President and General Counsel, Kidder & Peabody Group, Inc. Age 55.

NEIL A. MCGUINNESS -- Senior Vice President, Marketing, Prudential Investments, since 1996; Director, Putnam Investments, in 1996; prior to 1996, President, Fidelity Investment Employer Services Company. Age 52.

PRISCILLA A. MYERS -- Senior Vice President and Auditor, Audit, Compliance and Investigation since 1995; prior to 1995, Vice President and Auditor. Age 48.

I. EDWARD PRICE -- Senior Vice President since 1996; Senior Vice President and Actuary from 1995 to 1996; prior to 1995, Chief Executive Officer, Prudential International Insurance. Age 56.

BRIAN M. STORMS -- President, Mutual Funds and Annuities, Prudential Investments since 1996; prior to 1996, Managing Director, Fidelity Investments, Boston. Age 44.

ROBERT J. SULLIVAN -- Senior Vice President, Mutual Funds Sales, Individual Financial Services since 1997; prior to 1997, Managing Director, Fidelity Investments, Boston. Age 60.

SUSAN J. BLOUNT -- Vice President and Secretary since 1995; prior to 1995, Assistant General Counsel. Age 41.

C. EDWARD CHAPLIN -- Vice President and Treasurer since 1995; prior to 1995, Managing Director and Assistant Treasurer. Age 41.

ANTHONY S. PISZEL -- Vice President and Controller since 1998; Vice President, Enterprise Financial Management from 1997 to 1998; prior to 1997, Chief Financial Officer, Individual Insurance Group. Age 44.

                    SALE OF GROUP VARIABLE ANNUITY CONTRACTS

Prudential offers the Contracts on a continuous basis through Corporate Office, regional home office and group sales office employees in those states in which the Contracts may be lawfully sold. It may also offer the Contracts through licensed insurance brokers and agents, or through appropriately registered direct or indirect subsidiary(ies) of Prudential, provided clearances to do so are secured in any jurisdiction where such clearances may be necessary or
desirable. During 1998, 1997 and 1996, Prudential received $       , $9,628 and
$162,008, respectively, as sales charges in connection with the sale of these
contracts. Prudential credited $      , $151,753 and $108,192, respectively to
other broker-dealers in connection with such sales.

                                    EXPERTS

The condensed financial information included in the Prospectus and the financial statements in this Statement of Additional Information for the three year period ended December 31, 1998 have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein. Such financial statements and condensed financial information have been included in reliance upon the reports of PricewaterhouseCoopers LLP given upon their authority as experts in accounting and auditing. The Committee approves the accountant's employment annually. PricewaterhouseCoopers LLP's business address is 1177 Avenue of the Americas, New York, NY 10036.

Financial statements for VCA-2 and Prudential, as of December 31, 1998, are
included in this Statement of Additional Information, beginning at page   .

                       FINANCIAL STATEMENTS OF VCA-2 AND
                     CONDENSED FINANCIAL STATEMENTS OF THE
            PRUDENTIAL INSURANCE COMPANY OF AMERICA AND SUBSIDIARIES
                   TO BE PROVIDED BY POST-EFFECTIVE AMENDMENT

ITEM 28. FINANCIAL STATEMENTS AND EXHIBITS

(a)   FINANCIAL STATEMENTS

    (1) Financial Statements of The Prudential Variable Contract Account-2 (Registrant) consisting of the Statement of Net Assets, as of December 31, 1998; the Statement of Operations for the period ended December 31, 1998; the Statements of Changes in Net Assets for the periods ended December 31, 1998 and 1997; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement): TO BE FILED BY POST-EFFECTIVE AMENDMENT

    (2) Financial Statements of The Prudential Insurance Company of America (Depositor) consisting of the Statements of Financial Position as of December 31, 1998 and 1997; the Statements of Operations and Changes in Surplus and Asset Valuation Reserve (AVR) and the Statements of Cash Flows for the years ended December 31, 1998 and 1997; and the Notes relating thereto appear in the statement of additional information (Part B of the Registration Statement): TO BE FILED BY POST-EFFECTIVE AMENDMENT

B    EXHIBITS
(1) Resolution of the Board of Directors        Incorporated by reference to
    of The Prudential Insurance                 Exhibit 1 to this Registrant's Form
    Company of America establishing             N-8B-1 Registration Statement, File
    The Prudential Variable Contract            No.811-1612
    Account-2

(2) Rules and Regulations of The                Incorporated by reference to
    Prudential Variable Contract                Exhibit (2) to Post-Effective
    Account-2                                   Amendment No. 41 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

(3) Form of Custodian Agreement                 Incorporated by reference to Exhibit (3)
    with Investors Fiduciary Trust              to Post-Effective Amendment No. 52 to this
    Company                                     Registration Statement filed via EDGAR on
                                                April 29, 1998

(4) (i) Agreement for Investment                Incorporated by reference to
    Management Services between                 Exhibit 5 to Registrant's
    Prudential and The Prudential               Form N-8B-1 Registration Statement,
    Variable Contract Account-2                 File No. 811-1612
                                                (To be filed via EDGAR)

    (ii) Amendment No. 1 to Agreement           Incorporated by reference to
    for Investment Management Services          Exhibit 1 (5)(b) to Post-Effective
    between Prudential and The                  Amendment No. 8 to this
    Prudential Variable Contract                Registration Statement
    Account-2                                   (To be filed via EDGAR)

(5) (i) Agreement Relating to the Sale          Incorporated by reference to
    of Group Variable Annuity Contracts         Exhibit 6 to this Registrant's
    between Prudential and The                  Form N-8B-1 Registration Statement,
    Prudential Variable Contract                File No.811-1612
    Account-2                                   (To be filed via EDGAR)

    (ii) Amendment to Agreement                 Incorporated by reference to
    Relating to the Sale of Group               Exhibit 6(ii) to Post-Effective
    Variable Annuity Contracts between          Amendment No.  25 to this
    Prudential and The Prudential               Registration Statement
    Variable Contract Account-2                 (To be filed via EDGAR)

    (iii) Dealer Agreement between              Incorporated by reference to
    Prudential, The Prudential Variable         Exhibit 6(iii) to Post-Effective
    Contract Account-2 and Prudential-          Amendment No. 34 to this
    Bache Securities Inc.                       Registration Statement
                                                (To be filed via EDGAR)

    (iv) Agreement for the Sale of VCA-2        Incorporated by reference to
    Contracts between Prudential, The           Exhibit 5(iv) to Post-Effective

    Prudential Variable Contract                Amendment No. 46 to this
    Account-2 and Prudential Retirement         Registration Statement
    Services, Inc.                              (To be filed via EDGAR)

    (v) Agreement for the Sale of VCA-          Incorporated by reference to
    Contracts between Prudential, The           Exhibit 5(v) to Post-Effective
    Prudential Variable Contract                Amendment No. 50 to this
    Account-2 and Prudential Investment         Registration Statement
    Management Services LLC

(6) (i) Specimen copy of group variable         Incorporated by reference to
     annuity contract Form GVA-120, with        Exhibit (4) to Post-Effective
     State modifications                        Amendment No. 32 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

    (ii) Specimen copy of Group Annuity         Incorporated by reference to
    Amendment Form GAA-7764 for                 Exhibit (6)(ii) to Post-Effective
    tax-deferred annuities                      Amendment No 42 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

    (iii) Specimen copy of Group                Incorporated by reference to
    Annuity Amendment Form GAA-7852             Exhibit (6)(iii) to Post-Effective
    for tax-deferred annuities                  Amendment No. 45 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

(7) Application form                            Incorporated by reference to
                                                Exhibit (4) of Post-Effective
                                                Amendment No. 32 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

(8) (i) Copy of the Charter of                  Incorporated by reference to Post Effective Amendment No.9
    Prudential as amended to and                to Form S-1, Registration No. 33-20083 filed on April 9, 1997
    including November 14, 1995                 on behalf of The Prudential Variable Contract Real
                                                Property Account

     (ii) Copy of the By-Laws of                Incorporated by reference to
     Prudential, as amended to and              Form S-6, Registration No. 333-64957 filed on September 30,
     including May 12, 1998                     1998 via EDGAR on behalf of The Prudential Variable
                                                Appreciable Account

(11) (i) Service Agreement between              Incorporated by reference to
     Prudential and The Prudential              Exhibit (10)(i) to Post-Effective
     Investment Corporation                     Amendment No. 34 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

     (ii) Service Agreement between             Incorporated by reference to
     Prudential and The Prudential Asset        Exhibit (10)(ii) to Post-Effective
     Management Company, Inc.                   Amendment No. 34 to this
                                                Registration Statement
                                                (To be filed via EDGAR)

(13) (i) Consents of independent auditors       TO BE FILED BY POST-EFFECTIVE AMENDMENT

     (ii) Powers of Attorney
     (a) Members of the Registrant's            Incorporated by reference to Exhibit (13) (ii)(a)
     Committee Messrs. Fenster, McDonald and    to Post-Effective Amendment No. 52 to this
     Weber                                      Registration Statement filed via EDGAR on April 28,
                                                1998

     (b) Directors and Officers of Prudential   Incorporated by reference to Post-Effective Amendment No. 10 to Form S-1, Registration No. 33-20083, filed on April 9, 1998 on behalf of The Prudential Variable Contract Real
                                                Property Account

     (b)(i)  Anthony S. Piszel                  Incorporated by reference to Post-Effective
                                                Amendment No. 4 for Form N-4, Registration No.
                                                333-23271, filed February 23, 1999, on behalf of
                                                The Prudential Discovery Select Group Variable
                                                Contract Account


(17) Financial Data Schedule             TO BE FILED BY POST EFFECTIVE AMENDMENT

ITEM 29. DIRECTORS AND OFFICERS OF PRUDENTIAL

Information about Prudential's Directors and Executive Officers appears under the heading "Directors and Officers of Prudential" in the Statement of Additional Information (Part B of this Registration Statement).

ITEM 30. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is a separate account of The Prudential Insurance Company of America, a mutual life insurance company organized under the laws of the State of New Jersey. The subsidiaries of Prudential, and short descriptions of each are listed under Item 25 to Post-Effective Amendment No. 34 to the Form N-1A Registration Statement for The Prudential Series Fund, Inc., Registration No. 2-80896, filed April 24, 1998, the text of which is hereby incorporated.

In addition to the subsidiaries shown on the Organization Chart, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential also holds directly and in three of its other separate accounts, shares of The Prudential Series Fund, Inc., a Maryland corporation. The balance are held in separate accounts of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey, wholly-owned subsidiaries of Prudential. All of the separate accounts referred to above are unit investment trusts registered under the Investment Company Act of 1940. Prudential's Gibraltar Fund, Inc. and The Prudential Series Fund, Inc. are registered as open-end, diversified management investment companies under the Investment Company Act of 1940. The shares of these investment companies are voted in accordance with the instructions of persons having interests in the unit investment trusts, and Prudential, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey vote the shares they hold directly in the same manner that they vote the shares that they hold in their separate accounts.

Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-10 and The Prudential Variable Contract Account-11, separate accounts of Prudential registered as open-end, diversified management investment companies under the Investment Company Act of 1940, and with The Prudential Variable Contract Account-24, a separate account of Prudential registered as a unit investment trust.

The Prudential is a mutual insurance company. Its financial statements have been prepared in conformity with generally accepted accounting principles, which include statutory accounting practices prescribed or permitted by state regulatory authorities for insurance companies.

ITEM 31. NUMBER OF CONTRACTOWNERS

As of March 31, 1998, the number of contractowners of qualified contracts offered by Registrant was 590. and the number of contractowners of non-qualified contracts offered by Registrant was 0.

ITEM 32. INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

New Jersey, being the state of organization of The Prudential Insurance Company of America ("Prudential"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of New Jersey law permitting indemnification can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The text of Prudential's By-law 27, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit (8)(ii) of Post-Effective Amendment No. 26 to Form N-3, Registration No. 2-76580, filed May 1, 1995, on behalf of The Prudential Variable Contract Account-10.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 33. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Prudential does have other business of a substantial nature besides activities relating to the assets of the registrant. Prudential is involved in insurance, securities, pension services, real estate and banking.

The Prudential Investment Corporation (PIC) is an investment unit of Prudential and is actively engaged in the business of giving investment advice. The officers and directors of Prudential and PIC who are engaged directly or indirectly in activities relating to the registrant have no other business, profession, vocation, or employment of a substantial nature, and have not had such other connections during the past two years.

The business and other connections, including principal business address, of Prudential's Directors are listed under "Directors and Officers of Prudential" in the Statement of Additional Information (Part B of this Registration Statement).

ITEM 34. PRINCIPAL UNDERWRITER

(a) PIMS, a direct wholly-owned subsidiary of Prudential, acts as the principal underwriter for The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11 and for the Registrant, all registered as open-end management investment companies under the Investment Company Act of 1940.

(b) Information regarding the Officers and Directors of PIMS is set forth below.

*Unless otherwise noted, Principal Business Address will be: 751 Broad Street, Newark, New Jersey 07102.

Name and Principal                  Position and Offices                     Positions and Offices
Business Address                    with Underwriter                         with Registrant
----------------                    ----------------                         ---------------
Mark R. Fetting                     Executive Vice President                 None
    100 Mulberry St.
    Gateway Center Three
    Newark, NJ 07102

Mendel A. Melzer, CFA               Executive Vice President                 Chairman and Committee
    100 Mulberry Street                                                      Member
    Gateway Center Two
    Newark, NJ 07102

Jean D. Hamilton                    Executive Vice President                 None

Ronald P. Joelson                   Executive Vice President                 None

Brian M. Storms                     Executive Vice President                 None
    100 Mulberry St.
    Gateway Center Three
    Newark, NJ 07102

John R. Strangfeld, Jr.             Executive Vice President                 None

Brian Henderson                     Senior Vice President and                None
    100 Mulberry Street             Chief Operating Officer
    Gateway Center Three
    Newark, NJ 07102

William V. Healey                   Senior Vice President, Secretary and     None
    100 Mulberry Street             Chief Legal Officer
    Gateway Center Three
    Newark, NJ 07102

Margaret M. Deverell                Vice President, Comptroller and          None
    100 Mulberry Street             Chief Financial Officer
    Gateway Center Three
    Newark, NJ 07102

C. Edward Chaplin                   Treasurer                                None

Kevin B. Frawley                    Senior Vice President and                None
    213 Washington Street           Compliance Officer
    Newark, NJ, 07102

(c) Reference is made to the Section entitled "Description of Prudential and
    VCA-2" on page        of the prospectus and "Charges" on page       of the
    prospectus (Part A of this Registration Statement) and "Investment
    Management and Administration of VCA-2" on page       of the Statement of
    Additional Information (Part B of this Registration Statement).

ITEM 35. LOCATION OF ACCOUNTS AND RECORDS

The names and addresses of the persons who maintain physical possession of the accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are:

     The Prudential Insurance Company of America and The Prudential Investment Corporation 751 Broad Street Newark, New Jersey 07102-3777

     The Prudential Insurance Company of America and The Prudential Investment Corporation 56 North Livingston Avenue Roseland, New Jersey 07068

     The Prudential Insurance Company of America c/o Prudential Defined Contribution Services 30 Scranton Office Park Scranton, Pennsylvania 18507-1789

     Prudential Investments Fund Management LLC 100 Mulberry Street, Gateway Center Three, Newark, New Jersey 07102 Investors Fiduciary Trust Company 127 West 10th Street Kansas City, Missouri 64105

ITEM 36. MANAGEMENT SERVICES

NOT APPLICABLE

ITEM 37. UNDERTAKINGS

The Prudential Insurance Company of America ("Prudential") represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential.

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section. Registrant also undertakes (1) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old as long as payment under the contracts may be accepted;
(2) to affix to the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information or to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information; and (3) to deliver any Statement of Additional Information promptly upon written or oral request.

Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                      REPRESENTATION PURSUANT TO RULE 6c-7

Registrant represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 in connection with the sale of its group variable contracts to participants in the Texas Optional Retirement Program. Registrant also represents that it has complied with the provisions of paragraphs (a) - (d) of the Rule.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant in the City of Newark and State of New Jersey, on the 26th day of February, 1999.

                                      THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-2

                                      By: /s/ MENDEL A. MELZER
                                          --------------------------------
                                              Mendel A. Melzer
                                              Chairman



                                   SIGNATURES

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       SIGNATURE                             TITLE                             DATE
------------------------       -------------------------------         -------------------
/s/MENDEL A. MELZER            Member and Chairman, The
-----------------------        Prudential Variable Contract
Mendel A. Melzer               Account-2 Committee

/s/GRACE C.TORRES              Treasurer and Principal
-----------------------        Financial and Accounting Officer
Grace Torres                                                           February 26, 1999

*SAUL K. FENSTER               Member, The Prudential Variable
-----------------------        Contract Account-2 Committee
Saul K. Fenster

*W. SCOTT McDONALD, JR.        Member, The Prudential Variable
-----------------------        Contract Account 2 Committee
W. Scott McDonald, Jr.

*JOSEPH WEBER                  Member, The Prudential Variable
-----------------------        Contract Account-2 Committee
Joseph Weber


                                *By: /s/ CAREN CUNNINGHAM
                                ---------------------------------
                                         Caren Cunningham
                                         (Attorney-in-Fact)

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, The Prudential Insurance Company of America has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 26th day of February, 1999.

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

                                           By: /s/ MENDEL A. MELZER
                                               ---------------------------------
                                                   Mendel A. Melzer
                                                   Vice President

    As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following Directors and Officers of The Prudential Insurance Company of America in the capacities and on the date indicated.

    SIGNATURE                       TITLE                       DATE
*ARTHUR F. RYAN           Chairman of the Board, )
Arthur F. Ryan            Chief Executive Officer)
                          and President          )


*FRANKLIN E. AGNEW                               )
 Franklin E. Agnew                       Director)
                                                 )
*FREDERIC K. BECKER                              )
 Frederic K. Becker                      Director)
                                                 )
*MARTIN A. BERKOWITZ                             )
Martin A. Berkowitz         Senior Vice President)
                                                 )
*RICHARD J. CARBONE                              )
Richard J. Carbone        Chief Financial Officer)
                                                 )        February 26, 1999
*JAMES G. CULLEN                                 )
 James G. Cullen                         Director)
                                                 )
*CAROLYNE K. DAVIS                               )
 Carolyne K. Davis                       Director)
                                                 )
*ROGER A. ENRICO                                 )
 Roger A. Enrico                         Director)
                                                 )
*ALLAN D. GILMOUR                                )
 Allan D. Gilmour                        Director)
                                                 )
*WILLIAM H. GRAY, III                            )
 William H. Gray, III                    Director)
                                                 )
*JON F. HANSON                                   )
 Jon F. Hanson                           Director)
                                                 )

*GLEN H. HINER, JR.                              )
Glen H. Hiner, Jr.                       Director)

                                                 )
*CONSTANCE J. HORNER                             )
 Constance J. Horner                     Director)

                                                 )
*GAYNOR KELLEY                                   )
Gaynor Kelley                            Director)

                                                 )
*BURTON G. MALKIEL                               )
 Burton G. Malkiel                       Director)

*IDA F.S. SCHMERTZ                               )
Ida F.S. Schmertz                        Director)

                                                 )
*CHARLES R. SITTER                               )
 Charles R. Sitter                       Director)

                                                 )
*DONALD L. STAHELI                               )
 Donald L. Staheli                       Director)

                                                 )
*RICHARD M. THOMSON                              )
 Richard M. Thomson                      Director)

                                                 )
*JAMES A. UNRUH                                  )
James A. Unruh                           Director)
                                                        February 26, 1999
                                                 )
*P. ROY VAGELOS, M.D.                            )
 P. Roy Vagelos, M.D.                    Director)

                                                 )
*STANLEY C. VAN NESS                             )
 Stanley C. Van Ness                     Director)

                                                 )
*PAUL A. VOLCKER                                 )
 Paul A. Volcker                         Director)

                                                 )
*JOSEPH H. WILLIAMS                              )
 Joseph H. Williams                      Director)

                                                 )
*ANTHONY S. PISZEL                               )
Anthony S. Piszel                  Vice President)
                                   and Controller)


                            *By: /s/ CAREN CUNNINGHAM
                                 --------------------------
                                     Caren Cunningham
                                     (Attorney-in-Fact)